                  CLASS A, CLASS B, CLASS C AND CLASS I SHARES
                              ING SERIES FUND, INC.
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002

This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the Class A, Class B and Class C Prospectus and the Class I Prospectus each dated March 1, 2002 for ING Series Fund, Inc. (Company), for the following funds (Funds). Capitalized terms not defined herein are used as defined in the Prospectuses.

INTERNATIONAL FUND
ING International Growth Fund (International Growth)

DOMESTIC EQUITY GROWTH FUNDS
ING Growth Fund (Growth)
ING Small Company Fund (Small Company)
ING Technology Fund (Technology)

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus Large Cap Fund (Index Plus Large Cap)
ING Index Plus Mid Cap Fund (Index Plus Mid Cap)
ING Index Plus Small Cap Fund (Index Plus Small Cap)

DOMESTIC EQUITY VALUE FUND
ING Value Opportunity Fund (Value Opportunity)

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund (Balanced)
ING Growth and Income Fund (Growth and Income)

FIXED INCOME FUNDS
ING Bond Fund (Bond Fund)
ING Government Fund
ING Aeltus Money Market Fund (Money Market)

GENERATION FUNDS
ING Ascent Fund (Ascent)
ING Crossroads Fund (Crossroads)
ING Legacy Fund (Legacy)

The Funds' Financial Statements and the independent auditors' reports thereon, included in the Annual Reports, are incorporated herein by reference in this Statement. A free copy of the Annual Reports and each Prospectus is available upon request by writing to: ING Series Fund, Inc., 7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS

ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES ...........................    5
INVESTMENT TECHNIQUES AND RISK FACTORS ....................................    7
DIRECTORS AND OFFICERS ....................................................   22
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................   28
THE INVESTMENT ADVISORY AGREEMENTS ........................................   28
THE SUBADVISORY AGREEMENTS ................................................   34
THE ADMINISTRATIVE SERVICES AGREEMENT .....................................   36
CUSTODIAN .................................................................   38
TRANSFER AGENT ............................................................   38
INDEPENDENT AUDITORS ......................................................   38
PRINCIPAL UNDERWRITER .....................................................   38
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS .......................   38
PURCHASE AND REDEMPTION OF SHARES .........................................   43
BROKERAGE ALLOCATION AND TRADING POLICIES .................................   46
SHAREHOLDER ACCOUNTS AND SERVICES .........................................   48
NET ASSET VALUE ...........................................................   49
TAX STATUS ................................................................   50
PERFORMANCE INFORMATION ...................................................   50
FINANCIAL STATEMENTS ......................................................   57

                               GENERAL INFORMATION

On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and each Fund name was changed as follows:

Old Name                                    New Name
--------                                    --------
Aetna International Fund                    ING International Growth Fund
Aetna Growth Fund                           ING Growth Fund
Aetna Small Company Fund                    ING Small Company Fund
Aetna Technology Fund                       ING Technology Fund
Aetna Index Plus Large Cap Fund             ING Index Plus Large Cap Fund
Aetna Index Plus Mid Cap Fund               ING Index Plus Mid Cap Fund
Aetna Index Plus Small Cap Fund             ING Index Plus Small Cap Fund
Aetna Value Opportunity Fund                ING Value Opportunity Fund
Aetna Balanced Fund                         ING Balanced Fund
Aetna Growth and Income Fund                ING Growth and Income Fund
Aetna Bond Fund                             ING Bond Fund
Aetna Government Fund                       ING Government Fund
Aetna Money Market Fund                     ING Aeltus Money Market Fund
Aetna Ascent Fund                           ING Ascent Fund
Aetna Crossroads Fund                       ING Crossroads Fund
Aetna Legacy Fund                           ING Legacy Fund

Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Company currently offers multiple series, not all of which are offered through this Statement and the corresponding Prospectuses. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes, not all of which are offered through this Statement. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that each Fund's Class B shares automatically convert to Class A shares after 8 years. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a

         Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectuses;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments LLC, the investment adviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

(6) invest more than 15% (10% for Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the adviser or Aeltus Investment Management, Inc. (Aeltus), the sub-adviser to each Fund other than Technology, to be of comparable quality).

Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.

Each Fund (except Money Market) may use the derivative instruments described below and in the Prospectuses. Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments each Fund (except Money Market) may use.

Futures Contracts Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus or Elijah Asset Management, LLC (EAM), sub-adviser to Technology.

Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Funds are not subject to this restriction. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Fund may purchase put options when Aeltus (or EAM, in the case of Technology) believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or EAM, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions Each Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities

Money Market, ING Government Fund, Bond Fund, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or EAM's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by EAM to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments

All Funds (except International Growth, Technology, ING Government Fund and Money Market) may invest in high-yield instruments, subject to the limits described above and in the Prospectuses. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

(c)  any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities

Each Fund may invest in zero coupon securities and all Funds (except Money Market) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities

Each Fund (except ING Government Fund and Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.

Convertibles

All Funds (except ING Government Fund) may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities

All Funds (except ING Government Fund) may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies

All Funds (except Bond Fund, ING Government Fund and Money Market) may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Short Sales

Technology may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security.

To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover

During 2001 the Technology's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government Fund was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government Fund's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Funds. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).

                                             TERM OF                                               NUMBER OF
                               POSITION(S)  OFFICE AND                                           PORTFOLIOS IN
   NAME, ADDRESS AND AGE        HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE PAST  FUND COMPLEX   OTHER DIRECTORSHIPS
                                  FUND         TIME                   5 YEARS                     OVERSEEN BY      HELD BY DIRECTOR
                                              SERVED                                               DIRECTOR
-----------------------------  -----------  ----------  ---------------------------------------  -------------  --------------------
DIRECTORS


J. SCOTT FOX*                  Director     Since 1997  Chief Executive Officer (July 2001 to          50       Mr. Fox serves as
10 State House Square                       (5 years)   present), President (April 2001 to                      Director of the
Hartford, Connecticut                                   present), Director, Chief Operating                     Board of IPC
Age:  47                                                Officer (April 1996 to present), Chief                  Financial Network,
                                                        Financial Officer (April 1996 to July                   Inc. (January 2001
                                                        2001), Managing Director (April 1996 to                 to present)
                                                        April 2001), Aeltus Investment
                                                        Management, Inc.; Executive Vice
                                                        President (April 2001 to present),
                                                        Director, Chief Operating Officer
                                                        (February 1995 to present), Chief
                                                        Financial Officer, Managing Director
                                                        (February 1995 to April 2001), Aeltus
                                                        Capital, Inc; Senior Vice President -
                                                        Operations, Aetna Life Insurance and
                                                        Annuity Company, March 1997 to December
                                                        1997.


JOHN G. TURNER*                Director     Since 2001  President, Turner Investment Company          156       Mr. Turner serves as
7337 E. Doubletree Ranch Rd.                 (1 year)   (since 2002); Trustee and Vice Chairman                 a member of the
Scottsdale, Arizona 85258                               of ING Americas (2000 - 2001); Chairman                 Board of Aeltus
Age:  62                                                and Chief Executive Officer of                          Investment
                                                        ReliaStar Financial Corp. and ReliaStar                 Management, Inc.,
                                                        Life Insurance Co. (1993-2000);                         and each of the
                                                        Chairman of ReliaStar United Services                   Pilgrim Funds.
                                                        Life Insurance Company and ReliaStar
                                                        Life Insurance Company of New York
                                                        (since 1995); Chairman of Northern Life
                                                        Insurance Company (1992 - 2001);
                                                        Chairman and Director/Trustee of the
                                                        Northstar affiliated investment
                                                        companies (October 1993 - 2001).
                                                        Director, Northstar Investment
                                                        Management Corporation and its
                                                        affiliates (1993-1999).

                               Director     Since 1998                                                 50
ALBERT E. DEPRINCE, JR.                     (4 years)   Director, Business and Economic                                None
3029 St. Johns Drive                                    Research Center, 1999 to present, and
Murfreesboro, Tennessee                                 Professor of Economics and Finance,
Age 60                                                  Middle Tennessee State University, 1991
                                                        to present.


                               Director     Since 1994                                                 50
MARIA T. FIGHETTI                           (8 years)   Associate Commissioner for Contract                            None
325 Piermont Road                                       Management, Health Services, New York
Closter, New Jersey                                     City Department of Mental Health,
Age 58                                                  Mental Retardation and Alcohol Services
                                                        1996 to present.


                                            Since 1991                                                 50
DAVID L. GROVE                 Director     (11 years)  Private Investor; Economic/Financial                           None
5 The Knoll                                             Consultant, December 1985 to present.
Armonk, New York
Age 83


                               Director     Since 1994                                                 50
SIDNEY KOCH                                 (8 years)   Financial Adviser, self-employed,                              None
455 East 86th Street                                    January 1993 to present.
New York, New York
Age 66


                               Director     Since 1991                                                 50
CORINE T. NORGAARD                          (11 years)  Dean of the Barney School of Business,                         None
556 Wormwood Hill                                       University of Hartford (West Hartford,
Mansfield Center, Connecticut                           CT), August 1996 to present.
Age 64


                               Director     Since 1993                                                 50
RICHARD G. SCHEIDE                          (9 years)   Principal, LoBue Associates Inc.,                              None
11 Lily Street                                          October 1999 to present; Trust and
Nantucket, Massachusetts                                Private Banking Consultant, David Ross
Age 72                                                  Palmer Consultants, July 1991 to
                                                        present.

OFFICERS

         Information about the Funds' officers are set forth in the table below:

                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
JAMES M. HENNESSY                    President, Chief            March 2002 to     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.         Executive Officer, and      present           each of the ING Funds (since February
Scottsdale, Arizona  85258           Chief Operating Officer                       2001); Chief Operating Officer of each of
Age:  52                                                                           the ING Funds (since July 2000); Director
                                                                                   of ING Funds Services, LLC, ING
                                                                                   Investments, LLC, ING Funds Distributor,
                                                                                   Inc., ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation,
                                                                                   Lexington Funds Distributor, Inc., Market
                                                                                   Systems Research Advisors, Inc., Market
                                                                                   Systems Research, Inc., Express America
                                                                                   T.C. Corporation, EAMC Liquidation Corp.
                                                                                   (since December 2000); and President and
                                                                                   Chief Executive Officer of ING
                                                                                   Investments, LLC, ING Funds Services,
                                                                                   LLC, ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp. (since December 2000).
                                                                                   Formerly Senior Executive Vice President
                                                                                   (June 2000 - December 2000) and Secretary
                                                                                   (April 1995 - December 2000), ING Pilgrim
                                                                                   Capital Corporation, ING Pilgrim Group,
                                                                                   Inc., ING Pilgrim  Investments, Inc., ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp.;  Senior  Executive
                                                                                   Vice President (July 2000 - February
                                                                                   2001) and Secretary  (April 1995 -
                                                                                   February 2001) of each of the Pilgrim
                                                                                   Funds; Executive Vice President, Pilgrim
                                                                                   Capital Corporation and its affiliates
                                                                                   (May 1998 - June 2000) and Senior Vice
                                                                                   President,  Pilgrim Capital and its
                                                                                   affiliates (April 1995 - April 1998).

STANLEY D. VYNER                       Executive Vice            March 2002 to     Executive Vice President of most of the
7337 E. Doubletree Ranch Rd.           President and Chief       present           ING Funds (since July 1996).  Formerly,
Scottsdale, Arizona  85258             Investment Officer --                       President and Chief Executive Officer of
Age:  51                               International Equities                      ING Pilgrim Investments, LLC (August
                                                                                   1996-August 2000).



                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
MARY LISANTI                           Executive Vice            March 2002 to     Executive Vice President of the ING Funds
7337 E. Doubletree Ranch Rd.           President and Chief       present           (since May 1998).  Formerly Portfolio
Scottsdale, Arizona  85258             Operating Officer --                        Manger, Strong Capital Management; and
Age:  45                               Domestic Equities                           Managing Director and Head of Small- and
                                                                                   Mid-Capitalization Equity Strategies at
                                                                                   Bankers Trust Corp. (1993-1996).

MICHAEL J. ROLAND                      Executive  Vice           March 2002 to     Executive Vice President (since February
7337 E. Doubletree Ranch Rd.           President and Principal   present           2002) and Principal Financial Officer
Scottsdale, Arizona  85258             Financial Officer                           (since June 1998) of the Funds; Executive
Age:  43                                                                           Vice President (since 1/1/02) and
                                                                                   Principal Financial
                                                                                   Officer (since June 1998)
                                                                                   of ING Funds Services,
                                                                                   LLC, ING Investments, LLC,
                                                                                   and ING Funds Distributor,
                                                                                   Inc. Formerly Senior Vice
                                                                                   President, ING Pilgrim
                                                                                   Group, LLC, ING Pilgrim
                                                                                   Investments, LLC, and ING
                                                                                   Pilgrim Securities, Inc.
                                                                                   (since June 1998 to
                                                                                   December, 2001); Senior
                                                                                   Vice President of most of
                                                                                   the Pilgrim Funds (Since
                                                                                   June 1998 to February
                                                                                   2002). He served in same
                                                                                   capacity from January 1995
                                                                                   - April 1997. Formerly,
                                                                                   Chief Financial Officer of
                                                                                   Endeaver Group (April 1997
                                                                                   to June 1998).

RALPH G. NORTON III                    Senior Vice President     March 2002 to     Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.                                     present           Investment Officer, Fixed Income, ING
Scottsdale, Arizona  85258                                                         Investments, LLC (since August 2001).
Age: 42                                                                            Formerly, Senior Market Strategist,
                                                                                   Aeltus Investment Management, Inc. (from
                                                                                   January 2001 to August 2001); Chief
                                                                                   Investment Officer, ING Mutual Funds
                                                                                   Management Co. (1990 to January 2001).

ROBERT S. NAKA                         Senior Vice President     March 2002 to     Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.           and Assistant Secretary   present           LLC (since November 1999) and ING Funds
Scottsdale, Arizona  85258                                                         Services, LLC (since August 1999); Senior
Age:  38                                                                           Vice President and Assistant Secretary of
                                                                                   each of the ING Funds. Formerly Vice
                                                                                   President, ING Pilgrim Investments, Inc.
                                                                                   (April 1997 - October 1999), ING Pilgrim
                                                                                   Group, Inc. (February 1997 - August 1999)
                                                                                   and Assistant Vice President, ING Pilgrim
                                                                                   Group, Inc. (August 1995-February 1997).

                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
ROBYN L. ICHILOV                       Vice President and        March 2002 to     Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.           Treasurer                 present           (since August 1997); Accounting Manager
Scottsdale, Arizona  85258                                                         (since November 1995); Vice President and
Age:  34                                                                           Treasurer of most of the ING Funds.

KIMBERLY A. ANDERSON                   Vice President and        March 2002 to     Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.           Secretary                 present           (since January 2001) and Vice President
Scottsdale, Arizona  85258                                                         and Secretary of each of the ING Funds
Age:  37                                                                           (since February 2001).  Formerly
                                                                                   Assistant Vice President
                                                                                   and Assistant Secretary of
                                                                                   each of the Funds (August
                                                                                   1999-February 2001) and
                                                                                   Assistant Vice President
                                                                                   of ING Pilgrim Group, Inc.
                                                                                   (November 1999-January
                                                                                   2001). Ms. Anderson has
                                                                                   held various other
                                                                                   positions with ING Pilgrim
                                                                                   Group, LLC for more than
                                                                                   the last five years.

BOARD OF DIRECTORS

         The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

         Committees

         The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide (collectively the "Independent Directors"). Ms. Fighetti currently serves as Chairman and Mr. Scheide currently serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last year.

         The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last year.

         The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Ms. Norgaard currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last year.

DIRECTOR OWNERSHIP OF SECURITIES

         Set forth below is the dollar range of equity securities owned by each Director.


                                                                                                                  AGGREGATE DOLLAR
                                                                                                                  RANGE OF EQUITY
                                                                                                                 SECURITIES IN ALL
                                                                                                                     REGISTERED
                                                                                                                INVESTMENT COMPANIES
                                                                                                                OVERSEEN BY DIRECTOR
     NAME OF DIRECTOR           DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001(1)        IN FAMILY OF
                                                                                                                     INVESTMENT
                                                                                                                    COMPANIES(1)
-----------------------------  ------------------------------------------------------------------------------   --------------------
                                         SMALL                 INDEX PLUS   INDEX PLUS   INDEX PLUS   MONEY
                               GROWTH   COMPANY   TECHNOLOGY   LARGE CAP     MID CAP     SMALL CAP    MARKET
                                FUND     FUND        FUND         FUND         FUND         FUND       FUND
-----------------------------  ------   -------   ----------   ----------   ----------   ----------   -------   --------------------
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.           A        A          A            C            C            C           C                E
Maria T. Fighetti                 A        A          A            A            A            A           A                A
David L. Grove                    A        A          A            A            A            A           A                A
Sidney Koch                       A        A          C            A            A            A           A                C
Corine T. Norgaard                A        A          A            A            A            A           A                E
Richard G. Scheide                A        A          A            C            A            A           A                C

DIRECTORS WHO ARE "INTERESTED
PERSONS"

J. Scott Fox                      E        E          C            B            A            A           A                E
John G. Turner                    A        A          A            A            A            A           A                E


(1)  Dollar range key

         A.  None

         B.  $1 - $10,000

         C.  $10,001 - $50,000

         D.  $50,001 - $100,000

         E.  over $100,000

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies).

                             NAME OF OWNERS
     NAME OF DIRECTOR       AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
                               TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
-----------------------     ----------------       -------         --------------       ----------     -------------
Albert E. DePrince, Jr.            N/A               N/A                N/A                 $0              N/A
Maria T. Fighetti                  N/A               N/A                N/A                 $0              N/A
David L. Grove                     N/A               N/A                N/A                 $0              N/A
Sidney Koch                        N/A               N/A                N/A                 $0              N/A
Corine T. Norgaard                 N/A               N/A                N/A                 $0              N/A
Richard G. Scheide                 N/A               N/A                N/A                 $0              N/A

DIRECTOR COMPENSATION

During the year ended October 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended October 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                                                                       TOTAL COMPENSATION FROM THE COMPANY
    NAME OF PERSON                 AGGREGATE COMPENSATION FROM THE      AND FUND COMPLEX PAID TO DIRECTORS
       POSITION                                COMPANY
------------------------           -------------------------------     -----------------------------------
Albert E. DePrince, Jr.*                       $18,220                               $102,000
Director, Chairperson
Contract Committee

Maria T. Fighetti*                              17,011                                95,230
Director, Chairperson
Audit Committee**

David L. Grove*                                 16,798                                94,041
Director

Sidney Koch                                     16,873                                94,459
Director

Corine Norgaard                                 16,434                                92,000
Director, Chairperson
Nominating Committee

Richard G. Scheide                              17,107                                95,770
Director


* During the year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr. DePrince deferred $24,000, $ 94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 2002, Aetna Life Insurance and Annuity Company (ALIAC), a Connecticut corporation, or its successor, and its affiliates had the following interest in the Funds, through direct ownership or through one of ING's separate accounts:

                                                                       % ALIAC and its affiliates
                                                       ---------------------------------------------------------------
                                                       Class I             Class A           Class B           Class C
                                                       -------             -------           -------           -------
ING Bond Fund                                           56.13%               4.09%
ING Government Fund                                     76.75%              19.33%
ING Index Plus Large Cap Fund                           36.38%               1.78%
ING Index Plus Mid Cap Fund                                                  1.65%
ING Index Plus Small Cap Fund                           92.84%               2.05%
ING International Growth Fund                            4.27%               1.87%
ING Aeltus Money Market Fund                            47.48%               3.81%
ING Small Company Fund                                  23.11%               4.01%
ING Value Opportunity Fund                                                   1.70%
ING Technology Fund                                                          6.71%
ING Ascent Fund                                         75.63%               3.66%
ING Crossroads Fund                                     73.66%               3.63%
ING Legacy Fund                                         59.15%               1.05%
ING Growth Fund                                         15.63%               0.76%
ING Growth and Income Fund                              14.05%               0.23%
ING Balanced Fund                                       24.52%               0.15%

Shares of the Funds held beneficially by ALIAC and its affiliates are voted in the same proportion as shares held by non-ALIAC shareholders of that Fund.

As of January 31, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of any of the Funds.

ALIAC is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ALIAC has informed the Company that it plans to change its name to ING Life Insurance and Annuity Company in 2002.

                       THE INVESTMENT ADVISORY AGREEMENTS

The Company, on behalf of each Fund, has entered into investment advisory agreements (Advisory Agreements) appointing ING Investments, LLC (ING) as the Investment Adviser of each Fund effective March 1, 2002. Under the Advisory Agreements and subject to the supervision of the Board, ING has responsibility for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. Under the Advisory Agreements, ING is given the right to delegate any or all of its obligations to a sub-adviser. ING is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

The Advisory Agreements provide that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as Directors and officers of the Company and that each Fund is responsible for payment of all other of its costs.

In approving the Investment Advisory Agreements the Board considered a number of factors, including, but not limited to: (1) ING's experience in overseeing sub-advisers for other mutual funds for which ING serves as investment adviser;
(2) the performance of the mutual funds for which ING currently serves as investment adviser; (3) the depth, experience and the financial strength of ING;
(4) the fact that the advisory fees imposed under the Advisory Agreements would be identical to those imposed by Aeltus under the prior agreements; (5) in the case of

Technology, the fact that the sub-adviser would remain unchanged; (6) the fact that Aeltus would continue to manage all the Funds (except Technology) in its capacity as sub-adviser; (7) the projected expense ratios for each Fund including ING's commitment to maintain expense limitations for certain Funds;
(8) the commonality of terms among the then current advisory agreements (with Aeltus) and the new Investment Advisory Agreements (with ING); and (9) the fairness of the compensation payable to ING under the Investment Advisory Agreements in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreements were in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved each of the Investment Advisory Agreements.

Advisory Fees for each Fund are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of the Fund. Listed below are the Advisory Fees that ING is entitled to receive from each Fund at an annual rate based on average daily net assets of each Fund:

                                     ADVISORY FEE                      ASSETS
INTERNATIONAL FUND

International Growth                    0.850%            On first $250 million
                                        0.800%            On next $250 million
                                        0.775%            On next $250 million
                                        0.750%            On next $1.25 billion
                                        0.700%            Over $2 billion

DOMESTIC EQUITY GROWTH FUNDS
Growth                                  0.700%            On first $250 million
                                        0.650%            On next $250 million
                                        0.625%            On next $250 million
                                        0.600%            On next $1.25 billion
                                        0.550%            Over $2 billion


Small Company                           0.850%            On first $250 million
                                        0.800%            On next $250 million
                                        0.775%            On next $250 million
                                        0.750%            On next $1.25 billion
                                        0.725%            Over $2 billion

Technology                              1.050%            On first $500 million
                                        1.025%            On next $500 million
                                        1.000%            Over $1 billion

DOMESTIC EQUITY INDEX FUNDS
Index Plus Large Cap                    0.450%            On first $500 million
                                        0.425%            On next $250 million
                                        0.400%            On next $1.25 billion
                                        0.375%            Over $2 billion

Index Plus Mid Cap                      0.450%            On first $500 million
                                        0.425%            On next $250 million
                                        0.400%            On next $1.25 billion
                                        0.375%            Over $2 billion

Index Plus Small Cap                    0.450%            On first $500 million
                                        0.425%            On next $250 million
                                        0.400%            On next $1.25 billion
                                        0.375%            Over $2 billion

DOMESTIC EQUITY VALUE FUND
Value Opportunity                       0.700%            On first $250 million
                                        0.650%            On next $250 million
                                        0.625%            On next $250 million
                                        0.600%            On next $1.25 billion
                                        0.550%            Over $2 billion

DOMESTIC EQUITY AND INCOME FUNDS
Balanced                                0.800%            On first $500 million
                                        0.750%            On next $500 million
                                        0.700%            On next $1 billion
                                        0.650%            Over $2 billion

Growth and Income                       0.700%            On first $250 million
                                        0.650%            On next $250 million
                                        0.625%            On next $250 million
                                        0.600%            On next $1.25 billion
                                        0.550%            Over $2 billion

FIXED INCOME FUNDS
Bond Fund                               0.500%            On first $250 million
                                        0.475%            On next $250 million
                                        0.450%            On next $250 million
                                        0.425%            On next $1.25 billion
                                        0.400%            Over $2 billion

ING Government Fund                     0.500%            On first $250 million
                                        0.475%            On next $250 million
                                        0.450%            On next $250 million
                                        0.425%            On next $1.25 billion
                                        0.400%            Over $2 billion

Aeltus Money Market                     0.400%            On first $500 million
                                        0.350%            On next $500 million
                                        0.340%            On next $1 billion
                                        0.330%            On next $1 billion
                                        0.300%            Over $3 billion

GENERATION FUNDS
Ascent Fund                             0.800%            On first $500 million
                                        0.775%            On next $500 million
                                        0.750%            On next $500 million
                                        0.725%            On next $500 million
                                        0.700%            Over $2 billion

Crossroads Fund                         0.800%            On first $500 million
                                        0.775%            On next $500 million
                                        0.750%            On next $500 million
                                        0.725%            On next $500 million
                                        0.700%            Over $2 billion

Legacy Fund                             0.800%            On first $500 million
                                        0.775%            On next $500 million
                                        0.750%            On next $500 million
                                        0.725%            On next $500 million
                                        0.700%            Over $2 billion

For the years ended October 31, 2001, October 31, 2000 and October 31, 1999, investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:

Year Ended October 31, 2001

                             Total Investment                              Net Advisory
Company Name                  Advisory Fees             Waiver              Fees Paid
------------                  -------------             ------              ---------
Growth                          $2,018,085            $        0            $2,018,085
International Growth               951,329                     0               951,329
Small Company                    2,201,853                     0             2,201,583
Value Opportunity                   85,534                78,542                 6,992
Technology                         120,273                98,194                22,079
Balanced                           957,802                     0               957,802
Growth and Income                3,075,068                     0             3,075,068
Bond Fund                          358,209                49,899               308,310
ING Government Fund                169,511                84,134                85,377
Money Market                     1,845,335                     0             1,845,335
Index Plus Large Cap             1,864,439                 8,750             1,855,689
Index Plus Mid Cap                  87,400                87,400                     0
Index Plus Small Cap                44,024                44,024                     0
Ascent                             524,549               104,844               419,705
Crossroads                         642,951               131,132               511,819
Legacy                             361,383               155,900               205,483

Year Ended October 31, 2000

                             Total Investment                              Net Advisory
Company Name                  Advisory Fees             Waiver              Fees Paid
------------                  -------------             ------              ---------
Growth                          $2,434,112            $        0            $2,434,112
International Growth             1,136,501                 2,121             1,134,380
Small Company                    1,686,622                     0             1,686,622
Value Opportunity                   62,493                46,753                15,740
Technology*                         88,092                82,590                 5,502
Balanced                         1,054,126                     0             1,054,126
Growth and Income                4,091,885                     0             4,091,885
Bond Fund                          241,025                42,932               198,093
ING Government Fund                101,137                54,409                46,728
Money Market                     1,808,423               236,100             1,572,323
Index Plus Large Cap             1,741,347                     0             1,741,347
Index Plus Mid Cap                  54,436                54,436                     0

Index Plus Small Cap                40,415                40,415                     0
Ascent                             552,281                67,167               485,114
Crossroads                         637,997               100,231               537,766
Legacy                             332,834               117,839               214,995

Year Ended October 31, 1999

                             Total Investment                              Net Advisory
Company Name                  Advisory Fees             Waiver              Fees Paid
------------                  -------------             ------              ---------
Growth                          $1,484,231            $        0            $1,484,231
International Growth               507,245               107,259               399,986
Small Company                      488,647                12,768               475,879
Value Opportunity                   43,946                43,946                     0
Balanced                         1,031,227                     0             1,031,227
Growth and Income                4,374,490                     0             4,374,490
Bond Fund                          226,218                80,473               145,745
ING Government Fund                 69,754                69,754                     0
Money Market                     1,844,102               658,067             1,186,035
Index Plus Large Cap               667,633                73,563               594,070
Index Plus Mid Cap                  42,217                42,217                     0
Index Plus Small Cap                35,558                35,558                     0
Ascent                             409,705                29,401               380,304
Crossroads                         387,278                37,728               349,550
Legacy                             242,377                77,162               165,215

*Technology commenced operations on March 1, 2000.

For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid EAM subadvisory fees of $57,445 and $41,718 respectively.

Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, Aeltus paid Bradley subadvisory fees of $9,190. The subadvisory agreement was terminated as of December 31, 1999.

                          EXPENSE LIMITATION AGREEMENTS

The ING has entered into expense limitation agreements with certain Funds, pursuant to which ING had agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, brokerage commissions, extraordinary expenses such as litigation, or other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940
Act) of the investment advisers or sub-advisers do not exceed:

Fund                                       CLASS A         CLASS B         CLASS C         CLASS I
                                           -------         -------         -------         -------
International Fund
International Growth                        1.60            2.35            2.35            1.35

DOMESTIC EQUITY GROWTH FUNDS
Growth                                       N/A             N/A             N/A             N/A
Small Company                               1.50            2.25            2.25            1.25
Technology                                  1.75            2.52            2.50            1.50

DOMESTIC EQUITY INDEX FUNDS
Index Plus Large Cap                        0.95            1.70            1.70            0.70
Index Plus Mid Cap                          1.00            1.75            1.75            0.75
Index Plus Small Cap                        1.00            1.75            1.75            0.75

DOMESTIC EQUITY VALUE FUND
Value Opportunity                           1.35            2.10            2.10            1.10

DOMESTIC EQUITY AND INCOME FUNDS
Balanced                                     N/A             N/A             N/A             N/A
Growth and Income                            N/A             N/A             N/A             N/A

FIXED INCOME FUNDS
Bond Fund                                   1.00            1.75            1.75            0.75
ING Government Fund                         0.95            1.70            1.70            0.70
Money Market                                 N/A             N/A             N/A             N/A

GENERATION FUNDS
Ascent                                      1.25            2.00            2.00            1.00
Crossroads                                  1.20            1.95            1.95            0.95
Legacy                                      1.15            1.90            1.90            0.90


Each Fund set forth above will at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

Each expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by a Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.

                           THE SUBADVISORY AGREEMENTS

ING and the Company, on behalf of each Fund (except Technology), has entered into subadvisory agreements (Subadvisory Agreements) with Aeltus appointing Aeltus as Sub-adviser of the Funds (except Technology) effective March 1, 2002.

The Subadvisory Agreements give Aeltus broad latitude to select securities for each Fund consistent with the Funds' investment objectives and policies of the Funds subject to ING's oversight. The Agreements contemplate that Aeltus will be responsible for all aspects of managing the investment operations of the Funds.

ING and the Company, on behalf of Technology, have entered into an agreement (Subadvisory Agreement) with EAM appointing EAM as sub-adviser of Technology.

The Subadvisory Agreement gives EAM broad latitude to select securities for Technology consistent with the investment objective and policies of the Fund, subject to ING's oversight. The Agreement contemplates that EAM will be responsible for all aspects of managing Technology, including trade execution. However, the Agreement contemplates that ING will be primarily responsible for cash management.

For the services under the Subadvisory Agreement, EAM will receive an annual fee payable monthly as described in the Prospectuses. Subadvisory fees are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of Technology.

In approving the Sub-Advisory Agreements for the Funds (except Technology) the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to date and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. In addition, the Board considered the importance of maintaining the continuity of management with ING as the Funds' investment adviser. The Board noted that the overall advisory fees paid by the Funds would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreements would be substantially similar to the advisory services provided by Aeltus under the prior Advisory Agreements.

In approving the Sub-Advisory Agreement for Technology, the Board considered, among other things, the qualifications of EAM's professional staff and information related to EAM's past performance. In addition, the Board considered the importance of maintaining continuity of management with ING as the Fund's investment adviser. Moreover, the Board noted that the sub-advisory fees effectively would remain the same and that the Sub-Advisory Agreement would be materially the same as the prior Sub-Advisory Agreement with EAM.

Based upon its review, the Board determined that the Sub-Advisory Agreement for each Fund was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of each Fund, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreements.

For the services under the Subadvisory Agreement, Aeltus or EAM, in the case of Technology, will receive an annual fee payable monthly as set forth below.

                                    SUBADVISORY FEE                 ASSETS
INTERNATIONAL FUND
International Growth                     0.383%            On first $250 million
                                         0.360%            On next $250 million
                                         0.349%            On next $250 million
                                         0.338%            On next $1.25 billion
                                         0.315%            Over $2 billion

DOMESTIC EQUITY GROWTH FUNDS
Growth                                   0.315%            On first $250 million
                                         0.293%            On next $250 million
                                         0.281%            On next $250 million
                                         0.270%            On next $1.25 billion
                                         0.248%            Over $2 billion


Small Company                            0.383%            On first $250 million
                                         0.360%            On next $250 million
                                         0.349%            On next $250 million
                                         0.338%            On next $1.25 billion
                                         0.326%            Over $2 billion

DOMESTIC EQUITY INDEX FUNDS
Index Plus Large Cap                     0.203%            On first $500 million
                                         0.191%            On next $250 million
                                         0.180%            On next $1.25 billion
                                         0.169%            Over $2 billion

                                    SUBADVISORY FEE                 ASSETS
Index Plus Mid Cap                       0.203%            On first $500 million
                                         0.191%            On next $250 million
                                         0.180%            On next $1.25 billion

                                         0.169%            Over $2 billion


Index Plus Small Cap                     0.203%            On first $500 million
                                         0.191%            On next $250 million
                                         0.180%            On next $1.25 billion
                                         0.169%            Over $2 billion

DOMESTIC EQUITY VALUE FUND
Value Opportunity                        0.315%            On first $250 million
                                         0.293%            On next $250 million
                                         0.281%            On next $250 million
                                         0.270%            On next $1.25 billion
                                         0.248%            Over $2 billion

DOMESTIC EQUITY AND INCOME FUNDS
Balanced                                 0.360%            On first $500 million
                                         0.338%            On next $500 million
                                         0.315%            On next $1 billion
                                         0.293%            Over $2 billion

Growth and Income                        0.315%            On first $250 million
                                         0.293%            On next $250 million
                                         0.281%            On next $250 million
                                         0.270%            On next $1.25 billion
                                         0.248%            Over $2 billion

FIXED INCOME FUNDS
Bond Fund                                0.225%            On first $250 million
                                         0.214%            On next $250 million
                                         0.203%            On next $250 million
                                         0.191%            On next $1.25 billion
                                         0.180%            Over $2 billion

ING Government Fund                      0.225%            On first $250 million
                                         0.214%            On next $250 million
                                         0.203%            On next $250 million
                                         0.191%            On next $1.25 billion
                                         0.180%            Over $2 billion

Money Market                             0.180%            On first $500 million
                                         0.158%            On next $500 million
                                         0.153%            On next $1 billion
                                         0.149%            On next $1 billion
                                         0.135%            Over $3 billion

                                    SUBADVISORY FEE                 ASSETS
GENERATION FUNDS
Ascent Fund                              0.360%            On first $500 million
                                         0.349%            On next $500 million
                                         0.338%            On next $500 million
                                         0.326%            On next $500 million
                                         0.315%            Over $2 billion

Crossroads Fund                          0.360%            On first $500 million
                                         0.349%            On next $500 million
                                         0.338%            On next $500 million
                                         0.326%            On next $500 million
                                         0.315%            Over $2 billion

Legacy Fund                              0.360%            On first $500 million
                                         0.349%            On next $500 million
                                         0.338%            On next $500 million
                                         0.326%            On next $500 million
                                         0.315%            Over $2 billion

                      THE ADMINISTRATIVE SERVICES AGREEMENT

Currently Aeltus serves as administrator for the Funds. ING Funds Services, LLC will become administrator to the Fixed Income Funds and Equity Funds on April 1, 2002 and May 1, 2002, respectively. Pursuant to the Administrative Services Agreement, ING Funds Services, LLC ("IFS") will act as administrator and provide certain administrative and shareholder services necessary for Fund operations and will be responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board.

For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

For the years ended October 31, 2001, October 31, 2000, and October 31, 1999 administrative services fees were paid to Aeltus as follows:

Year Ended October 31, 2001

                              Total Administrative        Administrator        Net Administrative
Company Name                     Services Fees               Waiver            Services Fees Paid
------------                     -------------               ------            ------------------
Growth                              $291,274                $      0                $291,274
International Growth                  70,533                       0                  70,533
Small Company                        259,607                       0                 259,607
Value Opportunity                     12,219                       0                  12,219
Technology                            11,455                       0                  11,455
Balanced                             119,725                       0                 119,725
Growth and Income                    453,857                       0                 453,857
Bond Fund                             71,642                       0                  71,642
ING Government Fund                   33,902                       0                  33,902
Money Market                         461,334                       0                 461,334
Index Plus Large Cap                 414,320                       0                 414,320
Index Plus Mid Cap                    19,422                  10,977                   8,445

Index Plus Small Cap                   9,783                   9,783                       0
Ascent                                65,569                       0                  65,569
Crossroads                            80,369                       0                  80,369
Legacy                                45,173                       0                  45,173

Year Ended October 31, 2000

                              Total Administrative        Administrator        Net Administrative
Company Name                     Services Fees               Waiver            Services Fees Paid
Growth                              $355,247                $      0                $355,247
International Growth                 133,706                       0                 133,706
Small Company                        198,427                       0                 198,427
Value Opportunity                      8,928                       0                   8,928
Technology*                            8,390                       0                   8,390
Balanced                             131,766                       0                 131,766
Growth and Income                    614,699                       0                 614,699
Bond Fund                             48,205                       0                  48,205
ING Government Fund                   20,227                       0                  20,227
Money Market                         451,856                       0                 451,856
Index Plus Large Cap                 386,966                       0                 386,966
Index Plus Mid Cap                    12,097                   5,902                   6,195
Index Plus Small Cap                   8,981                   8,981                       0
Ascent                                69,035                       0                  69,035
Crossroads                            79,750                       0                  79,750
Legacy                                41,604                       0                  41,604

Year Ended October 31, 1999

                              Total Administrative        Administrator        Net Administrative
Company Name                     Services Fees               Waiver            Services Fees Paid

Growth                              $212,043                $      0                $212,043
International Growth                  59,676                       0                  59,676
Small Company                         57,488                       0                  57,488
Value Opportunity                      6,278                   6,278                       0
Balanced                             128,903                       0                 128,903
Growth and Income                    660,028                       0                 660,028
Bond Fund                             45,244                       0                  45,244
ING Government Fund                   13,951                  13,951                       0
Money Market                         461,026                       0                 461,026
Index Plus Large Cap                 148,363                       0                 148,363
Index Plus Mid Cap                     9,381                   9,381                       0
Index Plus Small Cap                   7,902                   7,902                       0
Ascent                                51,213                       0                  51,213
Crossroads                            48,410                       0                  48,410
Legacy                                30,297                       0                  30,297

*Technology commenced operations on March 1, 2000.

                                    CUSTODIAN

Currently Mellon Bank, N.A. serves as custodian for the assets of all Funds except International Growth. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, will become custodian for all of the Funds, except International Growth, on April 1, 2002 and May 1, 2002, respectively.

Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth.

Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri serves as the transfer agent dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS

Currently KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Company. KPMG LLP provides audit and tax services, assistance and consultation in connection with Commission filings. Effective April 1, 2002, KPMG LLP will serve as auditor for the domestic Equity Funds and PriceWaterhouseCoopers will serve as auditor to International Growth, Bond Fund, ING Government Fund and Money Market.

                              PRINCIPAL UNDERWRITER

Shares of each Fund are offered on a continuous basis. Effective January 1, 2002, the Company's Board approved a change in the Company's principal underwriter from Aeltus Capital, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 to ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, Inc. is a Delaware corporation, and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. ING Funds Distributor, Inc. has agreed to use its best efforts to distribute the shares as the principal underwriter of the Funds pursuant to an Underwriting Agreement between it and the Company.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ING Funds Distributor, Inc. With respect to Class A shares of the Funds (other than Money Market), ING Funds Distributor, Inc. is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholder Services Plan"). With respect to Class B shares of the Funds, ING Funds Distributor, Inc. is paid an annual fee at the rate of 1.00% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class C shares of the Funds (other than Money Market), ING Funds Distributor, Inc. is paid an annual fee at the rate of 1.00% (0.75% for the Index Plus Funds) of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Funds; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

For the years ended October 31, 2001, 2000 and 1999, Shareholder Services and Distribution fees were paid to ACI (principal underwriter for the Funds prior to January 1, 2002) as follows:

Year Ended October 31, 2001

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                            $   313,853
International Growth                                  239,192
Small Company                                         229,088
Value Opportunity                                      32,086
Technology                                             50,267
Balanced                                              123,514
Growth and Income                                     219,170
Bond Fund                                              97,266
ING Government Fund                                    52,391
Money Market                                            9,589
Index Plus Large Cap                                1,072,427
Index Plus Mid Cap                                     65,737
Index Plus Small Cap                                   19,699
Ascent                                                 88,390
Crossroads                                             89,868
Legacy                                                 54,959

Year Ended October 31, 2000

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                               $308,778
International Growth                                  239,877
Small Company                                         157,592
Value Opportunity                                      16,532
Technology*                                            39,961
Balanced                                              110,697
Growth and Income                                     243,774
Bond Fund                                              46,968
ING Government Fund                                    26,146
Money Market                                            1,620
Index Plus Large Cap                                  993,925
Index Plus Mid Cap                                     31,681
Index Plus Small Cap                                   15,048
Ascent                                                 86,818
Crossroads                                             78,321
Legacy                                                 42,859

Year Ended October 31, 1999

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                                $93,265
International Growth                                   53,471
Small Company                                          47,171
Value Opportunity                                       4,741
Balanced                                               46,064
Growth and Income                                     123,267
Bond Fund                                              22,641
ING Government Fund                                     8,320

Money Market                                            1,192
Index Plus Large Cap                                  267,873
Index Plus Mid Cap                                      8,318
Index Plus Small Cap                                    7,896
Ascent                                                 36,042
Crossroads                                             20,360
Legacy                                                 16,944

    *Technology commenced operations on March 1, 2000.

Fees in the amount of $0, $236,100, and $658,067 for the years ended October 31, 2001, 2000, and 1999, respectively, were waived for Money Market.

The Distribution Plans and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plans may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution and Shareholder Services Plans must be approved by the Board in the manner described above. The Distribution and Shareholder Services Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plans. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plans. No other interested person of the Funds has a financial interest in the Plans.

For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

The following table applies to Growth, International Growth, Small Company, Value Opportunity, Technology, Balanced, Growth and Income and the Generation
Funds:

When you invest this amount                           Amount of sales charge typically reallowed to dealers as a percentage of offering price
Under $50,000                                                                         5.00%
$50,000 or more but under $100,000                                                    3.75
$100,000 or more but under $250,000                                                   2.75
$250,000 or more but under $500,000                                                   2.00
$500,000 or more but under $1,000,000                                                 1.75

The following table applies to Bond Fund and ING Government Fund:

When you invest this amount                           Amount of sales charge typically reallowed to dealers as a percentage of offering price
Under $50,000                                                                         4.25%
$50,000 or more but under $100,000                                                    4.00
$100,000 or more but under $250,000                                                   3.00
$250,000 or more but under $500,000                                                   2.25
$500,000 or more but under $1,000,000                                                 1.75

The following table applies to Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap (collectively referred to as the Index Plus Funds):

When you invest this amount                           Amount of sales charge typically reallowed to dealers as a percentage of offering price
Under $50,000                                                                         2.50%
$50,000 or more but under $100,000                                                    2.00
$100,000 or more but under $250,000                                                   1.50
$250,000 or more but under $500,000                                                   1.00
$500,000 or more but under $1,000,000                                                 0.50

Securities dealers that sell Class A shares (other than shares of the Index Plus Funds) in amounts of $1 million or more may be entitled to receive the following commissions:

                                                                    Commission
                                                                    ----------
-        on sales of $1 million to $3 million                          1.00%
-        on sales over $3 million to $20 million                       0.50%
-        on sales over $20 million                                     0.25%

Securities dealers that sell Class A shares of the Index Plus Funds in amounts of $1 million or more may be entitled to receive the following commissions:

                                                                    Commission
                                                                    ----------
-        on sales of $1 million to $3 million                          0.50%
-        on sales over $3 million to $20 million                       0.25%
-        on sales over $20 million                                     0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, ING Funds Distributor, Inc. uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

For sales of Class C shares (other than Money Market), your securities dealer is paid an up-front commission based on the amount sold. The up-front commission is equal to one percent (1%) of the sales price, except that in the case of the Index Plus Funds, the up-front commission is equal to 0.75%. This up-front commission is an advance of the 0.25% servicing fee plus the 0.75% (0.50% in the case of the Index Plus Funds) distribution fee for the first year. Beginning in the thirteenth month after the sale is made, ING Funds Distributor, Inc. uses the servicing fee and the distribution fee to compensate securities dealers, on a monthly basis.

ING Funds Distributor, Inc. or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing ING Funds Distributor, Inc. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

In addition, ING may make payments of up to 0.05% of a Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

ING Funds Distributor, Inc. or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Funds available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

ING Funds Distributor, Inc. has agreed to reimburse Financial Network Investment Corporation, an affiliate of ING Funds Distributor, Inc., for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

Aeltus makes payments to AISI of 0.10% of total Money Market Class A assets held in customer accounts that designate AISI as the selling broker-dealer.

ING Funds Distributor, Inc. may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Funds. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. ING Funds Distributor, Inc. may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder's investment will be unaffected by these payments.

                        PURCHASE AND REDEMPTION OF SHARES

Class I shares of the Company are purchased and redeemed at the applicable net asset value (NAV) next determined after a purchase or redemption order is received, as described in the Prospectus. Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to -1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

1.   Redemptions from any ING-advised Fund if you:

     -    Originally paid a front-end sales charge on the shares and

     -    Reinvest the money within 60 days of the redemption date.

2.   Redemptions from other mutual funds if you:

     -    Originally paid a front-end sales charge on the shares and

     -    Reinvest the money within 30 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by:

3. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor, Inc. or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

4. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by ALIAC or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

5. Certain trust companies and bank trust departments investing on behalf of their clients.

6. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

7. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) on behalf of clients participating in advisory fee programs.

8. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) and their immediate family members, as allowed by the internal policies of their employer.

9.   Registered investment companies.

10.  Insurance companies (including separate accounts).

11. Shareholders of the Adviser Class at the time such shares were redesignated as Class A shares.

12.  Certain executive deferred compensation plans.

Contingent Deferred Sales Charge

Certain Class A shares, all Class B shares and all Class C shares (except for Money Market) are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

- redemptions of shares purchased through reinvestment of dividends or capital gains distributions;

- shares purchased more than one year (in the case of Class A and Class C shares), or six years (in the case of

     Class B shares) prior to the redemption; and

-    redemptions of Money Market Class A and Class C shares unless:

          - those shares were purchased through an exchange from another Fund within one year (in the case of Class A and Class C shares) prior to the redemption; and

          - the original purchase of the shares exchanged was subject to a CDSC.

CDSC Waivers

The CDSC will be waived for:

-    Exchanges to other Funds of the same class;

- Redemptions following the death or disability of the shareholder or beneficial owner;

- Redemptions related to distributions from retirement plans or accounts under Internal Revenue Code Section 403(b) after you attain age 70-1/2;

-    Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer; and

- Redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:

     - are limited annually to no more than 12% of the original account value;

     -    are made in equal monthly amounts, not to exceed 1% per month; and

     - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares (other than Money Market), as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in more than one Fund and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in certain Funds (other than Money Market shares) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares (excluding Money Market) of the Funds already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares (excluding Money Market), as well as those Class A shares (excluding Money Market) of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares (excluding Money Market) of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares (excluding Money Market) of the Funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus (or EAM, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and EAM's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or EAM, in the case of Technology) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and EAM's duty to obtain best execution.

Aeltus (or EAM, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and EAM consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and EAM, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.

Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or EAM to benefit the Funds.

Consistent with federal law, Aeltus or EAM may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and EAM, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or EAM's opinion as to which services and which means of payment are in the long-term best interests of the Funds.

Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. EAM may also buy or sell the same security at or about the same time for a Fund and another advisory client of EAM, including clients in which affiliates of EAM have an interest. Either Aeltus or EAM, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.



Brokerage commissions were paid as follows:

                                    For Year Ended            For Year Ended            For Year Ended
Fund Name                            Oct. 31, 2001             Oct. 31, 2000             Oct.31, 1999
---------                            -------------             -------------             -------------
Growth                               $   796,089               $   805,950               $   462,377
International Growth                   1,040,275                 1,133,982                    497419
Small Company                          1,317,769                 1,125,703                   342,043
Value Opportunity                         46,103                    24,041                    16,153
Technology*                               31,542                    24,168
Balanced                                 179,504                   155,698                   106,837
Growth and Income                      1,727,256                 2,620,251                 1,575,747
Bond Fund                                  3,132                     3,575                       275
ING Government Fund                          284                       295                     3,615
Money Market                                   0                         0                         0
Index Plus Large Cap                     938,360                   760,175                   278,464
Index Plus Mid Cap                        40,785                    16,000                    11,440
Index Plus Small Cap                      17,767                    12,082                     7,225
Ascent                                   326,348                   276,951                   145,421
Crossroads                               324,143                   261,920                   106,481
Legacy                                   132,676                    87,840                    47,787

*Technology commenced operations on March 1, 2000.

For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

Company Name                             Commissions Paid on Total Transactions
------------                             --------------------------------------
Growth                                              $   49,100
International Growth                                    44,518
Small Company                                            7,458
Value Opportunity                                        6,963
Technology                                               7,199
Balanced                                                27,443
Growth and Income                                      178,232
Index Plus Large Cap                                   264,657
Index Plus Mid Cap                                         510
Index Plus Small Cap                                         0
Ascent                                                  43,337
Crossroads                                              32,422
Legacy                                                  13,514

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Funds, ING, ING Funds Distributor, Inc., Aeltus and EAM have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, they are designed to prohibit a person from taking advantage of a Fund's trades or from acting on inside information. Each of the Codes of Ethics has been filed with and is available from the Securities and Exchange Commission.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Checkwriting Service

Checkwriting is available with Class A, Class C and Class I shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the checkwriting service by indicating your election on the application or by calling 1-800-992-0180. All notices with respect to checks must be given to the transfer agent.

Cross Investing

     Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

     Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-800-922-0180.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund. No attempt is made to present a detailed explanation of the tax treatment of each Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of International Growth's total assets at the close of its fiscal year consist of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (IRS) pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portion in computing their taxable income or use them as foreign tax credits against their U.S. income taxes. If International Growth makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by International Growth is not large enough to warrant its making such an election, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case shareholders would not be required to include any amount of foreign taxes paid by International Growth in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount tax credit for taxes paid by the Fund.

                             PERFORMANCE INFORMATION

Performance information for each class of shares including the yield and effective yield of Money Market, the yield or dividend yield of Bond Fund and ING Government Fund and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yield

Current yield for Money Market will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1

The yield and effective yield for Money Market for the seven days ended October 31, 2001 were as follows:

                                        Class A, C and I          Class B
                                        ----------------          -------
               Yield                          2.38                 1.38
               Effective Yield                2.40                 1.39


30-Day Yield for Certain Non-Money Market Funds

Quotations of yield at the public offering price (POP) for Bond Fund and ING Government Fund will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)(6) - 1]
                                      -----
                                       cd

Where:

a = dividends and interest earned during the period

b = the expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period

d = the maximum POP per share on the last day of the period

For purposes of determining net investment income during the period (variable "a" in the formula), interest earned on debt obligations held by the fund is calculated each day during the period according to the formulas below, and then added together for each day in the period:

- Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day's pro-rata share of the most recent paydown gain or loss from the security;

- Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligation (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended October 31, 2001:

                                                     Yield (at POP)
                             ------------------------------------------------------------
Name of Fund                 Class A           Class B            Class C         Class I
------------                 -------           -------            -------         -------
Bond Fund                     3.30%             2.72%              2.74%           3.72%
ING Government Fund           3.46%             2.87%              2.88%           3.88%

The Company may also from time to time include quotations of yield for Class A that are not calculated according to the formula set forth above. Specifically, the Company may include yield for Class A at the NAV per share on the last day of the period, and not the maximum POP per share on the last day of the period. In which case, variable "d" in the formula will be:

         d = the NAV per share on the last day of the period.

For the 30-day period ended October 31, 2001:

                                                            Yield (at NAV)
     Name of Fund                                               Class A
     ------------                                           --------------
     Bond Fund                                                     3.45%
     ING Government Fund                                           3.61%

Dividend Yield

Bond Fund and ING Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income.

To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:

            Dividend Yield = (Dividends paid x 12) / Net Asset Value

The Class A dividend yield may also be quoted with the public offering price
(POP) for Class A shares. The POP includes the maximum front-end sales charge. The dividend yield for Class B shares and Class C shares is calculated without considering the effect of contingent deferred sales charges.

The dividend yields for the 30-day dividend period ended October 31, 2001 were as follows:

           Fund                  Class A         Class A
           ----                  -------         -------
                                   (NAV)          (POP)          Class B         Class C        Class I
                                 -------         -------         -------         -------        -------
Bond Fund                         3.18%           3.03%           2.51%           2.52%          3.40%
ING Government Fund               3.34%           3.18%           2.63%           2.41%          3.53%

Average Annual Total Return

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                               P(1 + T)(n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

The Company may also from time to time include in such advertising a total return figure for Class A, Class B and/or Class C that is not calculated according to the formula set forth above.

Specifically, the Company may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Company may include performance for Class B or Class C that does not take into account the imposition of the applicable CDSC.

All the following figures are based on actual investment performance.

In February 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class. In March 1999, the Funds introduced Class B shares. For periods prior to the Class B inception date, Class B performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class B shares. CDSC of 5.00% applies for all Class B shares redeemed in the first year, declining to 1.00% on Class B shares redeemed in the sixth year. No CDSC is charged thereafter. The Class B returns without CDSC are net of fund expenses only, and do not deduct a CDSC. In June 1998, the Funds introduced Class C shares. For periods prior to the Class C inception date, Class C performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class C shares. CDSC applies for all Class C shares (except Money Market) redeemed prior to the end of the first eighteen months of ownership. The 1-year Class C returns without CDSC are net of fund expenses only, and do not deduct a CDSC. Neither a front-end sales load nor a CDSC applies to Class A or Class C shares of Money Market.

Total Return Quotations as of October 31, 2001:

CLASS I

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
Money Market                           4.58%                    5.25%                    4.91%                  1/3/92
ING Government Fund                   12.67%                    7.35%                    6.62%                  1/4/94
Bond Fund                             14.20%                    7.14%                    6.94%                  1/3/92
Balanced                             -12.16%                    7.82%                    9.25%                  1/3/92
Growth and Income                    -28.93%                    5.29%                    8.95%                  1/3/92
Growth                               -40.54%                    7.07%                   11.47%                  1/4/94
Index Plus Large Cap                 -26.03%                     N/A                     9.86%                12/10/96
Small Company                         -8.41%                   13.16%                   15.13%                  1/4/94
International Growth                 -35.47%                    4.62%                    5.83%                  1/3/92
Ascent Fund                          -19.05%                    4.41%                    8.56%                  1/4/95
Crossroads Fund                      -13.28%                    4.36%                    7.89%                  1/4/95
Legacy Fund                           -5.24%                    5.59%                    8.17%                  1/4/95
Index Plus Mid Cap                   -12.52%                     N/A                    11.68%                  2/3/98
Index Plus Small Cap                  -7.38%                     N/A                     2.19%                  2/3/98
Value Opportunity                    -17.02%                     N/A                     7.14%                  2/2/98
Technology                           -54.55%                     N/A                   -43.07%                3/1/2000

CLASS A  (assuming payment of the front-end sales load)

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
ING Government Fund                    6.97%                    5.93%                    5.42%                  1/4/94
Bond Fund                              8.38%                    5.70%                    5.82%                  1/3/92
Balanced                             -17.41%                    6.16%                    7.98%                  1/3/92
Growth and Income                    -33.17%                    3.68%                    7.74%                  1/3/92
Growth                               -44.12%                    5.42%                   10.08%                  1/4/94
Index Plus Large Cap                 -28.42%                     N/A                     8.81%                12/10/96
Small Company                        -13.89%                   11.41%                   13.69%                  1/4/94
International Growth                 -39.31%                    2.98%                    4.59%                  1/3/92
Ascent Fund                          -23.89%                    2.85%                    7.15%                  1/4/95
Crossroads Fund                      -18.50%                    2.77%                    6.47%                  1/4/95
Legacy Fund                          -10.95%                    3.99%                    6.75%                  1/4/95
Index Plus Mid Cap                   -15.43%                     N/A                    10.48%                  2/3/98
Index Plus Small Cap                 -10.44%                     N/A                     1.09%                  2/3/98
Value Opportunity                    -21.99%                     N/A                     5.19%                  2/2/98
Technology                           -57.27%                     N/A                   -45.22%                3/1/2000

CLASS A  (without payment of the front-end sales load)

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
Money Market                           4.58%                    5.25%                    4.91%                  1/3/92
ING Government Fund                   12.35%                    6.97%                    6.08%                  1/4/94
Bond Fund                             13.84%                    6.73%                    6.34%                  1/3/92
Balanced                             -12.36%                    7.42%                    8.64%                  1/3/92
Growth and Income                    -29.07%                    4.92%                    8.39%                  1/3/92
Growth                               -40.71%                    6.67%                   10.92%                  1/4/94
Index Plus Large Cap                 -26.19%                     N/A                     9.49%                12/10/96
Small Company                         -8.66%                   12.74%                   14.56%                  1/4/94
International Growth                 -35.60%                    4.21%                    5.22%                  1/3/92
Ascent Fund                          -19.23%                    4.08%                    8.09%                  1/4/95
Crossroads Fund                      -13.53%                    4.00%                    7.40%                  1/4/95
Legacy Fund                           -5.50%                    5.23%                    7.68%                  1/4/95
Index Plus Mid Cap                   -12.79%                     N/A                    11.38%                  2/3/98
Index Plus Small Cap                  -7.67%                     N/A                     1.92%                  2/3/98
Value Opportunity                    -17.26%                     N/A                     6.87%                  2/2/98
Technology                           -54.67%                     N/A                   -43.25%                3/1/2000

CLASS B  (assuming payment of the CDSC)

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
Money Market                          -1.45%                    3.87%                    3.88%                  1/3/92
ING Government Fund                    6.52%                    5.95%                    5.55%                  1/4/94
Bond Fund                              8.07%                    5.76%                    5.87%                  1/3/92
Balanced                             -17.01%                    6.44%                    8.17%                  1/3/92
Growth and Income                    -32.93%                    3.92%                    7.87%                  1/3/92
Growth                               -43.71%                    5.70%                   10.37%                  1/4/94
Index Plus Large Cap                 -30.43%                     N/A                     8.48%                12/10/96
Small Company                        -13.67%                   11.76%                   13.97%                  1/4/94
International Growth                 -38.79%                    3.32%                    4.81%                  1/3/92

Ascent Fund                          -23.81%                    3.04%                    7.49%                  1/4/95
Crossroads Fund                      -18.40%                    2.97%                    6.82%                  1/4/95
Legacy Fund                          -10.72%                    4.22%                    7.11%                  1/4/95
Index Plus Mid Cap                   -17.11%                     N/A                     9.93%                  2/3/98
Index Plus Small Cap                 -12.94%                     N/A                     0.33%                  2/3/98
Value Opportunity                    -21.34%                     N/A                     5.38%                  2/2/98
Technology                           -57.18%                     N/A                   -44.96%                3/1/2000

CLASS B  (without payment of the CDSC)

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
Money Market                           3.55%                    4.21%                    3.88%                  1/3/92
ING Government Fund                   11.52%                    6.27%                    5.55%                  1/4/94
Bond Fund                             13.07%                    6.07%                    5.87%                  1/3/92
Balanced                             -13.10%                    6.75%                    8.17%                  1/3/92
Growth and Income                    -29.59%                    4.25%                    7.87%                  1/3/92
Growth                               -41.11%                    6.02%                   10.37%                  1/4/94
Index Plus Large Cap                 -26.76%                     N/A                     8.78%                12/10/96
Small Company                         -9.37%                   12.02%                   13.97%                  1/4/94
International Growth                 -36.10%                    3.64%                    4.81%                  1/3/92
Ascent Fund                          -19.82%                    3.39%                    7.49%                  1/4/95
Crossroads Fund                      -14.18%                    3.32%                    6.82%                  1/4/95
Legacy Fund                           -6.14%                    4.56%                    7.11%                  1/4/95
Index Plus Mid Cap                   -13.39%                     N/A                    10.54%                  2/3/98
Index Plus Small Cap                  -8.36%                     N/A                     1.12%                  2/3/98
Value Opportunity                    -17.81%                     N/A                     6.07%                  2/2/98
Technology                           -54.93%                     N/A                   -43.60%                3/1/2000

CLASS C  (assuming payment of the CDSC)

FUND NAME                              1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
ING Government Fund                   10.50%                    6.27%                    5.55%                  1/4/94
Bond Fund                             12.08%                    6.06%                    5.87%                  1/3/92
Balanced                             -13.88%                    6.73%                    8.16%                  1/3/92
Growth and Income                    -30.26%                    4.25%                    7.88%                  1/3/92
Growth                               -41.66%                    6.01%                   10.36%                  1/4/94
Index Plus Large Cap                 -27.10%                     N/A                     9.05%                12/10/96
Small Company                        -10.25%                   12.01%                   13.97%                  1/4/94
International Growth                 -36.62%                    3.62%                    4.80%                  1/3/92
Ascent Fund                          -20.64%                    3.39%                    7.49%                  1/4/95
Crossroads Fund                      -14.94%                    3.33%                    6.82%                  1/4/95
Legacy Fund                           -7.10%                    4.53%                    7.09%                  1/4/95
Index Plus Mid Cap                   -13.75%                     N/A                    10.82%                  2/3/98
Index Plus Small Cap                  -8.78%                     N/A                     1.41%                  2/3/98
Value Opportunity                    -18.55%                     N/A                     6.07%                  2/2/98
Technology                           -55.38%                     N/A                   -43.60%                3/1/2000

CLASS C  (without payment of the CDSC)

            FUND NAME                  1 YEAR                 5 YEARS              SINCE INCEPTION         INCEPTION DATE*
Money Market                           4.58%                    5.25%                    4.91%                  1/3/92
ING Government Fund                   11.50%                    6.27%                    5.55%                  1/4/94
Bond Fund                             13.08%                    6.06%                    5.87%                  1/3/92
Balanced                             -13.09%                    6.73%                    8.16%                  1/3/92
Growth and Income                    -29.59%                    4.25%                    7.88%                  1/3/92
Growth                               -41.14%                    6.01%                   10.36%                  1/4/94
Index Plus Large Cap                 -26.55%                     N/A                     9.05%                12/10/96
Small Company                         -9.39%                   12.01%                   13.97%                  1/4/94
International Growth                 -36.08%                    3.62%                    4.80%                  1/3/92
Ascent Fund                          -19.84%                    3.39%                    7.49%                  1/4/95
Crossroads Fund                      -14.10%                    3.33%                    6.82%                  1/4/95
Legacy Fund                           -6.18%                    4.53%                    7.09%                  1/4/95
Index Plus Mid Cap                   -13.19%                     N/A                    10.82%                  2/3/98
Index Plus Small Cap                  -8.09%                     N/A                     1.41%                  2/3/98
Value Opportunity                    -17.84%                     N/A                     6.07%                  2/2/98
Technology                           -54.93%                     N/A                   -43.60%                3/1/2000

--------

* The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.



Average Annual Total Return (After Taxes on Distributions)

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the Securities and Exchange Commission:

                                       n
                                 P(1+T)  = ATV
                                              D

Where:
     P   =    a hypothetical initial payment of $1,000,

     T   =    the average annual total return (after taxes on distributions),

     n   =    the number of years, and

  ATV    =    ending value of a hypothetical $1,000 payment made at the
     D        beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.


         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be give for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

   AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)
                                   QUOTATION

         Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                        n
                                P(1 + T)  = ATV
                                               DR

where:

     P =      a hypothetical initial payment of $1,000,

     T =      the average annual total return (after taxes on distributions),

     n =      the number of years, and

 ATV   =      ending value of a hypothetical $1,000 payment made at the
    DR        beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fun from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Performance information for a Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Stock Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Salmon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund.

From time to time, in reports or promotional literature, the Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Funds; the Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

From time to time, the Funds may also advertise their performance showing the cumulative value of an initial or periodic investment in the Funds in various amounts over specified periods, with capital gain and dividend distributions invested in additional shares or taken in cash, and with no adjustment for any income taxes (if applicable) payable by shareholders.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of any of the Funds.

The Funds may also include in their advertising examples to illustrate basic investment concepts, including but not limited to systematic investment, the effects of compounding, and various tax related concepts, including tax deferred growth and tax equivalent yield.

                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the year ended October 31, 2001, and the Financial Statements (unaudited) appearing in the Company's Semi-Annual Reports for the periods ended April 30, 2001, are incorporated by reference in this Statement. The Company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.





                                             Statement of Additional Information

                                ING DIRECT FUNDS

                                 CLASS O SHARES

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002

This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the Prospectus dated March 1, 2002 for the following funds (Funds). Capitalized terms not defined herein are used as defined in the Prospectus.

CAPITAL APPRECIATION FUNDS

Growth Fund (Growth)
International Growth Fund (International Growth)
Small Company Fund (Small Company)
Value Opportunity Fund (Value Opportunity)
Technology Fund (Technology)

GROWTH & INCOME FUNDS

Balanced Fund (Balanced)
Growth and Income Fund (Growth and Income)

INCOME FUNDS

Bond Fund (Bond Fund)
ING Direct Government Fund
Aeltus Money Market Fund (Money Market)

INDEX PLUS FUNDS

Index Plus Large Cap Fund (Index Plus Large Cap)
Index Plus Mid Cap Fund (Index Plus Mid Cap)
Index Plus Small Cap Fund (Index Plus Small Cap)

GENERATION FUNDS

Ascent Fund (Ascent)
Crossroads Fund (Crossroads)
Legacy Fund (Legacy)


Each of the funds listed above is a series of ING Series Fund, Inc. (Company). The formal name of each fund offering Class O shares includes the word "ING" (e.g. ING Growth Fund). Currently only shares of International Growth, Technology, Bond Fund, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap are being offered to the public.

A free copy of the Prospectus is available upon request by writing to: ING DIRECT Securities, Inc., P.O. Box 15647, Wilmington, DE 19885-5647.

                                TABLE OF CONTENTS

GENERAL INFORMATION..............................................................................................     3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES..................................................................     4
INVESTMENT TECHNIQUES AND RISK FACTORS...........................................................................     6
DIRECTORS AND OFFICERS...........................................................................................    20
THE INVESTMENT ADVISORY AGREEMENTS...............................................................................    27
THE SUBADVISORY AGREEMENTS.......................................................................................    31
THE ADMINISTRATIVE SERVICES AGREEMENT............................................................................    34
CUSTODIAN........................................................................................................    36
TRANSFER AGENT...................................................................................................    37
INDEPENDENT AUDITORS.............................................................................................    37
PRINCIPAL UNDERWRITER............................................................................................    37
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..............................................................    37
PURCHASE AND REDEMPTION OF SHARES................................................................................    39
BROKERAGE ALLOCATION AND TRADING POLICIES........................................................................    39
SHAREHOLDER ACCOUNTS AND SERVICES................................................................................    41
NET ASSET VALUE..................................................................................................    43
TAX STATUS.......................................................................................................    43
PERFORMANCE INFORMATION..........................................................................................    44
FINANCIAL STATEMENTS.............................................................................................    47

                               GENERAL INFORMATION

On [March 1, 2002], the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and each Fund name was changed as follows:

Old Name                                               New Name
--------                                               --------
Aetna Growth Fund                                    ING Growth Fund
Aetna International Fund                             ING International Growth Fund
Aetna Small Company Fund                             ING Small Company Fund
Aetna Value Opportunity Fund                         ING Value Opportunity Fund
Aetna Technology Fund                                ING Technology Fund
Aetna Balanced Fund                                  ING Balanced Fund
Aetna Growth and Income Fund                         ING Growth and Income Fund
Aetna Bond Fund                                      ING Bond Fund
Aetna Government Fund                                ING Government Fund
Aetna Money Market Fund                              ING Aeltus Money Market Fund
Aetna Index Plus Large Cap Fund                      ING Index Plus Large Cap Fund
Aetna Index Plus Mid Cap Fund                        ING Index Plus Mid Cap Fund
Aetna Index Plus Small Cap Fund                      ING Index Plus Small Cap Fund
Aetna Ascent Fund                                    ING Ascent Fund
Aetna Crossroads Fund                                ING Crossroads Fund
Aetna Legacy Fund                                    ING Legacy Fund

Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Company currently offers multiple series, not all of which are offered through this Statement and the corresponding Prospectus. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes. Class O shares are offered through this Statement and the corresponding Prospectus. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Class O shares have no preemptive or conversion rights. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or
         (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectus;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments LLC, the investment adviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

(6) invest more than 15% (10% for Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the adviser or Aeltus Investment Management, Inc. (Aeltus), the sub-adviser to each Fund other than Technology, to be of comparable quality).

Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.

Each Fund (except Money Market) may use the derivative instruments described below and in the Prospectus. Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments each Fund (except Money Market) may use.

Futures Contracts Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus, or Elijah Asset Management, LLC (EAM), sub-adviser to Technology.

Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Funds are not subject to this restriction. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Fund may purchase put options when Aeltus (or EAM, in the case of Technology) believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or EAM, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions Each Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectus. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities

Money Market, ING DIRECT Government Fund, Bond Fund, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or EAM's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American

Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts
(GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by EAM to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments

All Funds, except International Growth, Technology, ING DIRECT Government Fund and Money Market, may invest in high-yield instruments, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S and P;

(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

(c) any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities

Each Fund may invest in zero coupon securities and all Funds (except Money Market) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities

Each Fund (except ING DIRECT Government Fund and Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.

Convertibles

All Funds except ING DIRECT Government Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities

All Funds except ING DIRECT Government Fund may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies

All Funds other than Bond Fund, ING DIRECT Government Fund and Money Market may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Short Sales

Technology may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover

During 2001 the Technology's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government Fund was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government Fund's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Funds. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).



                                                                                                         NUMBER OF
                                                TERM OF                                                  PORTFOLIOS
                                               OFFICE AND                                                    IN         OTHER
                                POSITION(S)    LENGTH OF                                                 FUND COMPLEX  DIRECTORSHIPS
                                 HELD WITH       TIME        PRINCIPAL OCCUPATION(S) DURING THE PAST     OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE              FUND         SERVED                 5 YEARS                           DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX*                     Director an    Since 1997   Chief Executive Officer (July 2001 to        50          Mr. Fox
10 State House Square             President      (5 years)    present), President (April 2001 to                       serves as
Hartford, Connecticut                                         present), Director, Chief Operating                      Director
Age:  47                                                      Officer (April 1996 to present), Chief                   of the
                                                              Financial Officer (April 1996 to July                    Board of
                                                              2001), Managing Director (April 1996 to                  IPC
                                                              April 2001), Aeltus Investment                           Financial
                                                              Management,  Inc.; Executive Vice                        Network,
                                                              President (April 2001 to present),                       Inc. Inc.
                                                              Director, Chief Operating Officer                        (January
                                                              (February 1995 to present), Chief                        2001 to
                                                              Financial  Officer, Managing                             present)
                                                              Director (February 1995 to April
                                                              2001), Aeltus Capital, Inc; Senior
                                                              Vice President - Operations,
                                                              Aetna Life Insurance and
                                                              Annuity Company, March
                                                              1997 to December 1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER*                   Director       Since 2001   Mr. Turner is currently a Trustee and Vice   156         Mr. Turner
7337 E. Doubletree Ranch Rd.                      (1 year)    Chairman of ING Americas.  Mr. Turner was                serves as a
Scottsdale, Arizona 85258                                     formerly Chairman and Chief Executive                    member of
Age:  62                                                      Officer of ReliaStar Financial Corp. and                 the Board of
                                                              ReliaStar Life Insurance Co. (1993-2000);                Aeltus
                                                              Chairman of ReliaStar United Services Life               Investment
                                                              Insurance Company and ReliaStar Life                     Management,
                                                              Insurance Company of New York (since                     Inc.,  and
                                                              1995); Chairman of Northern Life                         each of the
                                                              Insurance Company (since 1992);                          Pilgrim
                                                              Chairman and Director/Trustee                            Funds.
                                                              of the Northstar affiliated
                                                              investment companies (since October
                                                              1993). Mr. Turner was
                                                              formerly Director of Northstar
                                                              Investment Management Corporation
                                                              and its affiliates (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------

ALBERT E. DEPRINCE, JR.           Director       Since 1998   Director, Business and Economic Research     50             None
3029 St. Johns Drive                             (4 years)    Center, 1999 to present, and Professor of
Murfreesboro, Tennessee                                       Economics and Finance, Middle Tennessee
Age 60                                                        State University, 1991 to present.
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI                 Director       Since 1994   Associate Commissioner for Contract          50             None
325 Piermont Road                                (8 years)    Management, Health Services, New York City
Closter, New Jersey                                           Department of Mental Health, Mental
Age 58                                                        Retardation and Alcohol Services 1996 to
                                                              present.
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. GROVE                    Director       Since 1991   Private Investor; Economic/Financial         50             None
5 The Knoll                                      (11 years)   Consultant, December 1985 to present.
Armonk, New York
Age 83
------------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH                       Director       Since 1994   Financial Adviser, self-employed, January    50             None
455 East 86th Street                             (8 years)    1993 to present.
New York, New York
Age 66
------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD                Director       Since 1991   Dean of the Barney School of Business,       50             None
556 Wormwood Hill                                (11 years)   University of Hartford (West Hartford,
Mansfield Center,                                              CT), August 1996 to present.
Connecticut
Age 64
------------------------------------------------------------------------------------------------------------------------------------
RICHARD G. SCHEIDE                Director       Since 1993   Principal, LoBue Associates Inc., October    50             None
11 Lily Street                                   (9 years)    1999 to present; Trust and Private Banking
Nantucket, Massachusetts                                      Consultant, David Ross Palmer Consultants,
Age 72                                                        July 1991 to present.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

         Information about the Funds' officers are set forth in the table below:

                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
JAMES M. HENNESSY                      President, Chief          March 2002 to     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.           Executive Officer, and    present           each of the ING Funds (since February
Scottsdale, Arizona  85258             Chief Operating Officer                     2001); Chief Operating Officer of each of
Age:  52                                                                           the ING Funds (since July 2000); Director
                                                                                   of ING Funds Services, LLC, ING
                                                                                   Investments, LLC, ING Funds Distributor,
                                                                                   Inc., ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation,
                                                                                   Lexington Funds Distributor, Inc., Market
                                                                                   Systems Research Advisors, Inc., Market
                                                                                   Systems Research, Inc., Express America
                                                                                   T.C. Corporation, EAMC Liquidation Corp.
                                                                                   (since December 2000); and President and
                                                                                   Chief Executive Officer of ING
                                                                                   Investments, LLC, ING Funds Services,
                                                                                   LLC, ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp. (since December 2000).
                                                                                   Formerly Senior Executive Vice President
                                                                                   (June 2000 - December 2000) and Secretary
                                                                                   (April 1995 - December 2000), ING Pilgrim
                                                                                   Capital Corporation, ING Pilgrim Group,
                                                                                   Inc., ING Pilgrim  Investments, Inc., ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp.;  Senior  Executive
                                                                                   Vice President (July 2000 - February
                                                                                   2001) and Secretary  (April 1995 -
                                                                                   February 2001) of each of the Pilgrim
                                                                                   Funds; Executive Vice President, Pilgrim
                                                                                   Capital Corporation and its affiliates
                                                                                   (May 1998 - June 2000) and Senior Vice
                                                                                   President,  Pilgrim Capital and its
                                                                                   affiliates (April 1995 - April 1998).

STANLEY D. VYNER                       Executive Vice            March 2002 to     Executive Vice President of most of the
7337 E. Doubletree Ranch Rd.           President and Chief       present           ING Funds (since July 1996).  Formerly,
Scottsdale, Arizona  85258             Investment Officer --                       President and Chief Executive Officer of
Age:  51                               International Equities                      ING Pilgrim Investments, LLC (August
                                                                                   1996-August 2000).

MARY LISANTI                           Executive Vice            March 2002 to     Executive Vice President of the ING Funds
7337 E. Doubletree Ranch Rd.           President and Chief       present           (since May 1998).  Formerly Portfolio
Scottsdale, Arizona  85258             Operating Officer --                        Manger, Strong Capital Management; and
Age:  45                               Domestic Equities                           Managing Director and Head of Small- and
                                                                                   Mid-Capitalization Equity Strategies at
                                                                                   Bankers Trust Corp. (1993-1996).

MICHAEL J. ROLAND                      Executive  Vice           March 2002 to     Executive Vice President (since February
7337 E. Doubletree Ranch Rd.           President and Principal   present           2002) and Principal Financial Officer
Scottsdale, Arizona  85258             Financial Officer                           (since June 1998) of the Funds; Executive
Age:  43                                                                           Vice President (since 1/1/02) and
                                                                                   Principal Financial Officer (since June 1998)
                                                                                   of ING Funds Services, LLC, ING Investments, LLC,
                                                                                   and ING Funds Distributor, Inc. Formerly Senior
                                                                                   Vice President, ING Pilgrim Group, LLC, ING
                                                                                   Pilgrim Investments, LLC, and ING Pilgrim
                                                                                   Securities, Inc. (since June 1998 to December,
                                                                                   2001); Senior Vice President of most of the
                                                                                   Pilgrim Funds (Since June 1998 to February
                                                                                   2002). He served in same capacity from January
                                                                                   1995 - April 1997. Formerly, Chief Financial
                                                                                   Officer of Endeaver Group (April 1997 to June
                                                                                   1998).

RALPH G. NORTON III                    Senior Vice President     March 2002 to     Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.                                     present           Investment Officer, Fixed Income, ING
Scottsdale, Arizona  85258                                                         Investments, LLC (since August 2001).
Age: 42                                                                            Formerly, Senior Market Strategist,
                                                                                   Aeltus Investment Management, Inc. (from
                                                                                   January 2001 to August 2001); Chief
                                                                                   Investment Officer, ING Mutual Funds
                                                                                   Management Co. (1990 to January 2001).

ROBERT S. NAKA                         Senior Vice President     March 2002 to     Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.           and Assistant Secretary   present           LLC (since November 1999) and ING Funds
Scottsdale, Arizona  85258                                                         Services, LLC (since August 1999); Senior
Age:  38                                                                           Vice President and Assistant Secretary of
                                                                                   each of the ING Funds. Formerly Vice
                                                                                   President, ING Pilgrim Investments, Inc.
                                                                                   (April 1997 - October 1999), ING Pilgrim
                                                                                   Group, Inc. (February 1997 - August 1999)
                                                                                   and Assistant Vice President, ING Pilgrim
                                                                                   Group, Inc. (August 1995-February 1997).

ROBYN L. ICHILOV                       Vice President and        March 2002 to     Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.           Treasurer                 present           (since August 1997); Accounting Manager
Scottsdale, Arizona  85258                                                         (since November 1995); Vice President and
Age:  34                                                                           Treasurer of most of the ING Funds.

KIMBERLY A. ANDERSON                   Vice President and        March 2002 to     Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.           Secretary                 present           (since January 2001) and Vice President
Scottsdale, Arizona  85258                                                         and Secretary of each of the ING Funds
Age:  37                                                                           (since February 2001).  Formerly Assistant Vice
                                                                                   President and Assistant Secretary of each of the
                                                                                   Funds (August  1999-February 2001) and Assistant
                                                                                   Vice President of ING Pilgrim Group, Inc.
                                                                                   (November 1999-January 2001). Ms. Anderson has
                                                                                   held various other positions with ING Pilgrim
                                                                                   Group, LLC for more than the last five years.

BOARD OF DIRECTORS

         The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

         Committees

         The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide. Ms. Fighetti serves as Chairman of the Committee. The Audit Committee held two (2) meetings during the last year.

         The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide. Dr. DePrince serves as Chairman of the Committee. The Contract Committee held five (5) meetings during the last year.

         The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide. Ms. Norgaard serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last year.

DIRECTOR OWNERSHIP OF SECURITIES

         Set forth below is the dollar range of equity securities owned by each Director.

                                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                                           EQUITY SECURITIES IN ALL
                                                                                                           REGISTERED INVESTMENT
                                                                                                           COMPANIES OVERSEEN BY
 NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001(1)    DIRECTOR IN FAMILY OF
                                                                                                           INVESTMENT COMPANIES(1)
------------------------------------------------------------------------------------------------------------------------------------
                                   SMALL                INDEX PLUS               INDEX PLUS       MONEY
                          GROWTH  COMPANY   TECHNOLOGY   LARGE CAP   INDEX PLUS   SMALL CAP      MARKET
                           FUND    FUND       FUND         FUND     MID CAP FUND     FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.    A       A         A           C           C            C               C         E
Maria T. Fighetti          A       A         A           A           A            A               A         A
David L. Grove             A       A         A           A           A            A               A         A
Sidney Koch                A       A         C           A           A            A               A         C
Corine T. Norgaard         A       A         A           A           A            A               A         E
Richard G. Scheide         A       A         A           C           A            A               A         C

DIRECTORS WHO
ARE "INTERESTED
PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox              E       E         C           B           A            A               A         E
John G. Turner            A       A         A           A           A            A               A         E


(1) Dollar range key

A.       None
B.       $1 - $10,000
C.       $10,001 - $50,000
D.       $50,001 - $100,000
E.       over $100,000

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies).

                             NAME OF OWNERS
     NAME OF DIRECTOR       AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
                               TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
Albert E. DePrince, Jr.            N/A               N/A                N/A                 $0              N/A
Maria T. Fighetti                  N/A               N/A                N/A                 $0              N/A
David L. Grove                     N/A               N/A                N/A                 $0              N/A
Sidney Koch                        N/A               N/A                N/A                 $0              N/A
Corine T. Norgaard                 N/A               N/A                N/A                 $0              N/A
Richard G. Scheide                 N/A               N/A                N/A                 $0              N/A

DIRECTOR COMPENSATION

During the year ended October 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended October 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                                                                                  TOTAL COMPENSATION FROM THE
            NAME OF PERSON                 AGGREGATE COMPENSATION FROM THE         COMPANY AND FUND COMPLEX
               POSITION                                COMPANY                          PAID TO DIRECTORS
---------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.*                               $18,220                               $102,000
Director, Chairperson
Contract Committee

Maria T. Fighetti*                                      17,011                                95,230
Director, Chairperson
Audit Committee**

David L. Grove*                                         16,798                                94,041
Director

Sidney Koch                                             16,873                                94,459
Director

Corine Norgaard                                         16,434                                92,000
Director, Chairperson
Nominating Committee

Richard G. Scheide                                      17,107                                95,770
Director

------------
*        During the year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr.
         DePrince deferred $24,000, $ 94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owned to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of the Fund.

                       THE INVESTMENT ADVISORY AGREEMENTS

The Company, on behalf of each Fund, has entered into investment advisory agreements (Advisory Agreements) appointing ING Investments, LLC (ING) as the Investment Adviser of each Fund, effective March 1, 2002. Under the Advisory Agreements and subject to the supervision of the Board, ING has responsibility for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. Under the Advisory Agreements, ING is given the right to delegate any or all of its obligations to a sub-adviser. ING is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

The Advisory Agreements provide that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as Directors and officers of the Company and that each Fund is responsible for payment of all other of its costs.

In approving the Investment Advisory Agreements the Board considered a number of factors, including, but not limited to: (1) ING's experience in overseeing sub-advisers for other mutual funds for which ING serves as investment adviser;
(2) the performance of the mutual funds for which ING currently serves as investment adviser; (3) the depth, experience and the financial strength of ING;
(4) the fact that the advisory fees imposed under the Advisory Agreements would be identical to those imposed by Aeltus under the prior agreements; (5) in the case of Technology, the fact that the sub-adviser would remain unchanged; (6) the fact that Aeltus would continue to manage all the Funds (except Technology) in its capacity as sub-adviser; (7) the projected expense ratios for each Fund including ING's commitment to maintain expense limitations for certain Funds;
(8) the commonality of terms among the then current advisory agreements (with Aeltus) and the new Investment Advisory Agreements (with ING); and (9) the fairness of the compensation payable to ING under the Investment Advisory Agreements in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreements were in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved each of the Investment Advisory Agreements.

Advisory Fees for each Fund are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of the Fund. Listed below are the Advisory Fees that ING is entitled to receive from each Fund at an annual rate based on average daily net assets of each Fund:

                                                ADVISORY FEE                      ASSETS

CAPITAL APPRECIATION FUNDS

Growth                                             0.700%            On first $250 million
                                                   0.650%            On next $250 million
                                                   0.625%            On next $250 million
                                                   0.600%            On next $1.25 billion
                                                   0.550%            Over $2 billion

International Growth                               0.850%            On first $250 million
                                                   0.800%            On next $250 million
                                                   0.775%            On next $250 million
                                                   0.750%            On next $1.25 billion
                                                   0.700%            Over $2 billion



Small Company                                      0.850%            On first $250 million
                                                   0.800%            On next $250 million

                                                   0.775%            On next $250 million
                                                   0.750%            On next $1.25 billion
                                                   0.725%            Over $2 billion

Value Opportunity                                  0.700%            On first $250 million
                                                   0.650%            On next $250 million
                                                   0.625%            On next $250 million
                                                   0.600%            On next $1.25 billion
                                                   0.550%            Over $2 billion

Technology                                         1.050%            On first $500 million
                                                   1.025%            On next $500 million
                                                   1.000%            Over $1 billion

GROWTH & INCOME FUNDS

Balanced                                           0.800%            On first $500 million
                                                   0.750%            On next $500 million
                                                   0.700%            On next $1 billion
                                                   0.650%            Over $2 billion

Growth and Income                                  0.700%            On first $250 million
                                                   0.650%            On next $250 million
                                                   0.625%            On next $250 million
                                                   0.600%            On next $1.25 billion
                                                   0.550%            Over $2 billion

INCOME FUNDS

Bond Fund                                          0.500%            On first $250 million
                                                   0.475%            On next $250 million
                                                   0.450%            On next $250 million
                                                   0.425%            On next $1.25 billion
                                                   0.400%            Over $2 billion

ING DIRECT Government Fund                         0.500%            On first $250 million
                                                   0.475%            On next $250 million
                                                   0.450%            On next $250 million
                                                   0.425%            On next $1.25 billion
                                                   0.400%            Over $2 billion

Money Market                                       0.400%            On first $500 million
                                                   0.350%            On next $500 million
                                                   0.340%            On next $1 billion
                                                   0.330%            On next $1 billion
                                                   0.300%            Over $3 billion

INDEX PLUS FUNDS

Index Plus Large Cap                               0.450%            On first $500 million
                                                   0.425%            On next $250 million
                                                   0.400%            On next $1.25 billion
                                                   0.375%            Over $2 billion



Index Plus Mid Cap                                 0.450%            On first $500 million
                                                   0.425%            On next $250 million

                                                   0.400%            On next $1.25 billion
                                                   0.375%            Over $2 billion

Index Plus Small Cap                               0.450%            On first $500 million
                                                   0.425%            On next $250 million
                                                   0.400%            On next $1.25 billion
                                                   0.375%            Over $2 billion

GENERATION FUNDS

Ascent                                             0.800%            On first $500 million
                                                   0.775%            On next $500 million
                                                   0.750%            On next $500 million
                                                   0.725%            On next $500 million
                                                   0.700%            Over $2 billion

Crossroads                                         0.800%            On first $500 million
                                                   0.775%            On next $500 million
                                                   0.750%            On next $500 million
                                                   0.725%            On next $500 million
                                                   0.700%            Over $2 billion

Legacy                                             0.800%            On first $500 million
                                                   0.775%            On next $500 million
                                                   0.750%            On next $500 million
                                                   0.725%            On next $500 million
                                                   0.700%            Over $2 billion

For the years ended October 31, 2001, October 31, 2000, and October 31, 1999 investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:

Year Ended October 31, 2001
---------------------------

                                   Total Investment                                         Net Advisory
Company Name                        Advisory Fees                 Waiver                      Fees Paid
------------                        -------------                 ------                      ---------
Growth                               $  2,018,085               $0                            $2,018,085
International Growth                     951,329                        0                        951,329
Small Company                          2,201,853                        0                      2,201,583
Value Opportunity                         85,534                   78,542                          6,992
Technology                               120,273                   98,194                         22,079
Balanced                                 957,802                        0                        957,802
Growth and Income                      3,075,068                        0                      3,075,068
Bond Fund                                358,209                   49,899                        308,310
ING Government Fund                      169,511                   84,134                         85,377
Money Market                           1,845,335                        0                      1,845,335
Index Plus Large Cap                   1,864,439                    8,750                      1,855,689
Index Plus Mid Cap                        87,400                   87,400                              0
Index Plus Small Cap                      44,024                   44,024                              0
Ascent                                   524,549                  104,844                        419,705
Crossroads                               642,951                  131,132                        511,819
Legacy                                   361,383                  155,900                        205,483

Year Ended October 31, 2000
---------------------------

                                   Total Investment                                    Net Advisory
Company Name                        Advisory Fees                 Waiver                Fees Paid
------------                        -------------                 ------                ---------

Growth                                $2,434,112              $         0              $2,434,112

International Growth                   1,136,501                    2,121               1,134,380
Small Company                          1,686,622                        0               1,686,622
Value Opportunity                         62,493                   46,753                  15,740
Technology*                               88,092                   82,590                   5,502
Balanced                               1,054,126                        0               1,054,126
Growth and Income                      4,091,885                        0               4,091,885
Bond Fund                                241,025                   42,932                 198,093
ING DIRECT Government Fund               101,137                   54,409                  46,728
Money Market                           1,808,423                  236,100               1,572,323
Index Plus Large Cap                   1,741,347                        0               1,741,347
Index Plus Mid Cap                        54,436                   54,436                       0
Index Plus Small Cap                      40,415                   40,415                       0
Ascent                                   552,281                   67,167                 485,114
Crossroads                               637,997                  100,231                 537,766
Legacy                                   332,834                  117,839                 214,995

Year Ended October 31, 1999
---------------------------

                                   Total Investment                                   Net Advisory
Company Name                        Advisory Fees                 Waiver                Fees Paid
------------                        -------------                 ------                ---------

Growth                                $1,484,231                        0              $1,484,231
International Growth                     507,245                 $107,259                 399,986
Small Company                            488,647                   12,768                 475,879
Value Opportunity                         43,946                   43,946                       0
Balanced                               1,031,227                        0               1,031,227
Growth and Income                      4,374,490                        0               4,374,490
Bond Fund                                226,218                   80,473                 145,745
ING DIRECT Government Fund                69,754                   69,754                       0
Money Market                           1,844,102                  658,067               1,186,035
Index Plus Large Cap                     667,633                   73,563                 594,070
Index Plus Mid Cap                        42,217                   42,217                       0
Index Plus Small Cap                      35,558                   35,558                       0
Ascent                                   409,705                   29,401                 380,304
Crossroads                               387,278                   37,728                 349,550
Legacy                                   242,377                   77,162                 165,215

*Technology commenced operations March 1, 2000.

For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid EAM subadvisory fees of $57,445 and $41,718 respectively.

Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, Aeltus paid Bradley subadvisory fees of $9,190. The subadvisory agreement was terminated as of December 31, 1999.

                          EXPENSE LIMITATION AGREEMENTS

ING has entered into expense limitation agreements with certain Funds, pursuant to which ING had agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, brokerage commissions, extraordinary expenses such as litigation, or other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940
Act) of the investment advisers or sub-advisers do not exceed:

Fund                                           CLASS O
                                               -------
INTERNATIONAL FUND
International Growth                            1.35%

DOMESTIC EQUITY GROWTH FUNDS

Growth                                           N/A
Small Company                                   1.25%
Technology                                      1.50%

DOMESTIC EQUITY INDEX FUNDS

Index Plus Large Cap                            0.70%
Index Plus Mid Cap                              0.75%
Index Plus Small Cap                            0.75%

DOMESTIC EQUITY VALUE FUND

Value Opportunity                               1.10%

DOMESTIC EQUITY AND INCOME FUNDS

Balanced                                         N/A
Growth and Income                                N/A

FIXED INCOME FUNDS

Bond Fund                                       0.75%
ING Government Fund                             0.70%
Money Market                                     N/A

GENERATION FUNDS

Ascent                                          1.00%
Crossroads                                      0.95%
Legacy                                          0.90%


Each Fund set forth above will at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

Each expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by that Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.

                           THE SUBADVISORY AGREEMENTS

ING and the Company, on behalf of each Fund (except Technology), has entered into subadvisory agreements (Subadvisory Agreements) with Aeltus appointing Aeltus as Sub-adviser of the each Fund (except Technology) effective March 1, 2002.

The Subadvisory Agreement gives Aeltus broad latitude to select securities for each Fund consistent with the investment objectives and policies of the Funds subject to ING's oversight. The Agreement contemplates that Aeltus will be responsible for all aspects of managing the investment operations of the Funds.

ING and the Company, on behalf of Technology, have entered into an agreement (Subadvisory Agreement) with

EAM, effective March 1, 2000, appointing EAM as sub-adviser of Technology. EAM is managed by its members, led by Ronald Elijah.

The Subadvisory Agreement gives EAM broad latitude to select securities for Technology consistent with the investment objective and policies of the Fund, subject to ING's oversight. The Agreement contemplates that EAM will be responsible for all aspects of managing Technology, including trade execution. However, the Agreement contemplates that ING will be primarily responsible for cash management.

For the services under the Subadvisory Agreement, EAM will receive an annual fee payable monthly as described in the Prospectus. Subadvisory fees are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of Technology.


In approving the Sub-Advisory Agreements for the Funds (except Technology) the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to date and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. In addition, the Board considered the importance of maintaining the continuity of management with ING as the Funds' investment adviser. The Board noted that the overall advisory fees paid by the Funds would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreements would be substantially similar to the advisory services provided by Aeltus under the prior Advisory Agreements.

In approving the Sub-Advisory Agreement for Technology, the Board considered, among other things, the qualifications of EAM's professional staff and information related to EAM's past performance. In addition, the Board considered the importance of maintaining continuity of management with ING as the Fund's investment adviser. Moreover, the Board noted that the sub-advisory fees effectively would remain the same and that the Sub-Advisory Agreement would be materially the same as the prior Sub-Advisory Agreement with EAM.

Based upon its review, the Board determined that the Sub-Advisory Agreement for each Fund was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of each Fund, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreements.

For the services under the Subadvisory Agreement, Aeltus or EAM, in the case of Technology, will receive an annual fee payable monthly as set forth below.

                                                               SUBADVISORY FEE                     ASSETS

CAPITAL APPRECIATION FUNDS

Growth                                                              0.315%            On first $250 million
                                                                    0.293%            On next $250 million
                                                                    0.281%            On next $250 million
                                                                    0.270%            On next $1.25 billion
                                                                    0.248%            Over $2 billion

International Growth                                                0.383%            On first $250 million
                                                                    0.360%            On next $250 million
                                                                    0.349%            On next $250 million
                                                                    0.338%            On next $1.25 billion
                                                                    0.315%            Over $2 billion

Small Company                                                       0.383%            On first $250 million
                                                                    0.360%            On next $250 million
                                                                    0.349%            On next $250 million
                                                                    0.338%            On next $1.25 billion
                                                                    0.326%            Over $2 billion

Value Opportunity                                                   0.315%            On first $250 million
                                                                    0.293%            On next $250 million
                                                                    0.281%            On next $250 million
                                                                    0.270%            On next $1.25 billion
                                                                    0.248%            Over $2 billion

GROWTH & INCOME FUNDS

Balanced                                                            0.360%            On first $500 million
                                                                    0.338%            On next $500 million
                                                                    0.315%            On next $1 billion
                                                                    0.293%            Over $2 billion

Growth and Income                                                   0.315%            On first $250 million
                                                                    0.293%            On next $250 million
                                                                    0.281%            On next $250 million
                                                                    0.270%            On next $1.25 billion
                                                                    0.248%            Over $2 billion

INCOME FUNDS

Bond Fund                                                           0.225%            On first $250 million
                                                                    0.214%            On next $250 million
                                                                    0.203%            On next $250 million
                                                                    0.191%            On next $1.25 billion
                                                                    0.180%            Over $2 billion

ING Government Fund                                                 0.225%            On first $250 million
                                                                    0.214%            On next $250 million
                                                                    0.203%            On next $250 million
                                                                    0.191%            On next $1.25 billion
                                                                    0.180%            Over $2 billion

Money Market                                                        0.180%            On first $500 million
                                                                    0.158%            On next $500 million
                                                                    0.153%            On next $1 billion
                                                                    0.149%            On next $1 billion
                                                                    0.135%            Over $3 billion

INDEX PLUS FUNDS

Index Plus Large Cap                                                0.203%            On first $500 million
                                                                    0.191%            On next $250 million
                                                                    0.180%            On next $1.25 billion
                                                                    0.169%            Over $2 billion

Index Plus Mid Cap                                                  0.203%            On first $500 million
                                                                    0.191%            On next $250 million
                                                                    0.180%            On next $1.25 billion
                                                                    0.169%            Over $2 billion

Index Plus Small Cap                                                0.203%            On first $500 million
                                                                    0.191%            On next $250 million
                                                                    0.180%            On next $1.25 billion
                                                                    0.169%            Over $2 billion

GENERATION FUNDS

Ascent Fund                                                         0.360%            On first $500 million
                                                                    0.349%            On next $500 million
                                                                    0.338%            On next $500 million
                                                                    0.326%            On next $500 million
                                                                    0.315%            Over $2 billion

Crossroads Fund                                                     0.360%            On first $500 million
                                                                    0.349%            On next $500 million
                                                                    0.338%            On next $500 million
                                                                    0.326%            On next $500 million
                                                                    0.315%            Over $2 billion

Legacy Fund                                                         0.360%            On first $500 million
                                                                    0.349%            On next $500 million
                                                                    0.338%            On next $500 million
                                                                    0.326%            On next $500 million
                                                                    0.315%            Over $2 billion


                      THE ADMINISTRATIVE SERVICES AGREEMENT

Currently Aeltus serves as administrator for the Funds. ING Funds Services, LLC will become administrator to the Fixed Income Funds and Equity Funds, on April 1, 2002 and May 1, 2002, respectively. Pursuant to the Administrative Services Agreement, ING Funds Services, LLC ("IFS") will act as administrator and provide certain administrative and shareholder services necessary for Fund operations and will be responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board.

For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

For the years ended October 31, 2001, October 31, 2000, and October 31, 1999 administrative services fees were paid to Aeltus as follows:
Year Ended October 31, 2001
---------------------------

                                 Total Administrative          Administrator            Net Administrative
Company Name                         Services Fees                Waiver                Services Fees Paid
------------                         -------------                ------                ------------------

Growth                                 $ 291,274                       $0                       $291,274
International Growth                      70,533                        0                         70,533
Small Company                            259,607                        0                        259,607
Value Opportunity                         12,219                        0                         12,219
Technology                                11,455                        0                         11,455
Balanced                                 119,725                        0                        119,725
Growth and Income                        453,857                        0                        453,857
Bond Fund                                 71,642                        0                         71,642
ING Government Fund                       33,902                        0                         33,902
Money Market                             461,334                        0                        461,334
Index Plus Large Cap                     414,320                        0                        414,320
Index Plus Mid Cap                        19,422                   10,977                          8,445
Index Plus Small Cap                       9,783                    9,783                              0
Ascent                                    65,569                        0                         65,569
Crossroads                                80,369                        0                         80,369
Legacy                                    45,173                        0                         45,173

Year Ended October 31, 2000
---------------------------

                                 Total Administrative          Administrator            Net Administrative
Company Name                         Services Fees                Waiver                Services Fees Paid
------------                         -------------                ------                ------------------

Growth                                $  355,247                 $      0                     $  355,247
International Growth                     133,706                        0                        133,706
Small Company                            198,427                        0                        198,427
Value Opportunity                          8,928                        0                          8,928
Technology                                 8,390                        0                          8,390
Balanced                                 131,766                        0                        131,766
Growth and Income                        614,699                        0                        614,699
Bond Fund                                 48,205                        0                         48,205
ING DIRECT Government Fund                20,227                        0                         20,227
Money Market                             451,856                        0                        451,856
Index Plus Large Cap                     386,966                        0                        386,966
Index Plus Mid Cap                        12,097                    5,902                          6,195
Index Plus Small Cap                       8,981                    8,981                              0
Ascent                                    69,035                        0                         69,035
Crossroads                                79,750                        0                         79,750
Legacy                                    41,604                        0                         41,604

Year Ended October 31, 1999
---------------------------

                                 Total Administrative          Administrator            Net Administrative
Company Name                         Services Fees                Waiver                Services Fees Paid
------------                         -------------                ------                ------------------

Growth                                   212,043                        0                        212,043
International Growth                      59,676                        0                         59,676
Small Company                             57,488                        0                         57,488
Value Opportunity                          6,278                    6,278                              0
Balanced                                 128,903                        0                        128,903
Growth and Income                        660,028                        0                        660,028
Bond Fund                                 45,244                        0                         45,244
ING DIRECT Government Fund                13,951                   13,951                              0
Money Market                             461,026                        0                        461,026
Index Plus Large Cap                     148,363                        0                        148,363
Index Plus Mid Cap                         9,381                    9,381                              0
Index Plus Small Cap                       7,902                    7,902                              0
Ascent                                    51,213                        0                         51,213
Crossroads                                48,410                        0                         48,410
Legacy                                    30,297                        0                         30,297

*Technology commenced operations March 1, 2000

                                    CUSTODIAN

Currently Mellon Bank, N.A. serves as custodian for the assets of all Funds except International Growth. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, will become custodian for the Fixed Income Funds and the Equity Funds on April 1, 2002 and May 1, 2002, respectively.

Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth.

Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS

Currently KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Company. KPMG LLP provides audit and tax services, assistance and consultation in connection with Commission filings. Effective April 1, 2002, KPMG LLP will serve as auditor for the Domestic Equity Funds and PriceWaterhouseCoopers will serve as auditor to International Growth, Bond Fund, ING Government Fund and Money Market.

                              PRINCIPAL UNDERWRITER

Shares of each Fund are offered on a continuous basis. Effective January 1, 2002, the Company's Board approved a change in the Company's principal underwriter from Aeltus Capital, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 to ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, Inc. is a Delaware corporation, and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. ING Funds Distributor, Inc. has agreed to use its best efforts to distribute the shares as the principal underwriter of the Funds pursuant to an Underwriting Agreement between it and the Company.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ING Funds Distributor, Inc. Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, ING Funds Distributor, Inc. is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of each Fund. The Service Fee may be used by ING Funds Distributor, Inc. to compensate ING DIRECT Securities Inc. for servicing and maintaining shareholder accounts.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

For the years ended October 31, 2001, 2000 and 1999, Shareholder Services fees were paid to ACI (principal underwriter to the Funds prior to January 1, 2002) as follows:

Year Ended October 31, 2001
---------------------------

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                               $313,853
International Growth                                  239,192
Small Company                                         229,088
Value Opportunity                                      32,086
Technology                                             50,267
Balanced                                              123,514
Growth and Income                                     219,170
Bond Fund                                              97,266
ING DIRECT Government Fund                             52,391
Money Market                                            9,589
Index Plus Large Cap                                1,072,427
Index Plus Mid Cap                                     65,737
Index Plus Small Cap                                   19,699
Ascent                                                 88,390
Crossroads                                             89,868
Legacy                                                 54,959

Year Ended October 31, 2000
---------------------------

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                               $308,778
International Growth                                  239,877
Small Company                                         157,592
Value Opportunity                                      16,532
Technology*                                            39,961
Balanced                                              110,697
Growth and Income                                     243,774

Bond Fund                                              46,968
ING DIRECT Government Fund                             26,146
Money Market                                            1,620
Index Plus Large Cap                                  993,925
Index Plus Mid Cap                                     31,681
Index Plus Small Cap                                   15,048
Ascent                                                 86,818
Crossroads                                             78,321
Legacy                                                 42,859

Year Ended October 31, 1999
---------------------------

Company Name                                Total Underwriting Fees
------------                                -----------------------
Growth                                                $93,265
International Growth                                   53,471
Small Company                                          47,171
Value Opportunity                                       4,741
Balanced                                               46,064
Growth and Income                                     123,267
Bond Fund                                              22,641
ING DIRECT Government Fund                              8,320
Money Market                                            1,192
Index Plus Large Cap                                  267,873
Index Plus Mid Cap                                      8,318
Index Plus Small Cap                                    7,896
Ascent                                                 36,042
Crossroads                                             20,360
Legacy                                                 16,944

*Technology commenced operations on March 1, 2000.

Fees in the amount of $0, $236,100, and $658,067 for the years ended October 31, 2001, 2000, and 1999, respectively, were waived for Money Market.

The Shareholder Services Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plan. No other interested person of the Funds has a financial interest in the Plan.

For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

ING Funds Distributor, Inc. or its affiliates may make payments to ING DIRECT Securities, Inc. in an amount up to 0.15% of the total Fund assets held in customer accounts that designate such firm as the selling broker-dealer. The value of a shareholder's investment will be unaffected by these payments.

                        PURCHASE AND REDEMPTION OF SHARES

Class O shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the

NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus (or EAM, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and EAM's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or EAM, in the case of Technology) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and EAM's duty to obtain best execution.

Aeltus (or EAM, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and EAM consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and EAM, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.

Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or EAM to benefit the Funds.

Consistent with federal law, Aeltus or EAM may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and EAM, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or EAM's opinion as to which services and which means of payment are in the long-term best interests of the Funds.

Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. EAM may also buy or sell the same security at or about the same time for a Fund and another advisory client of EAM, including clients in which affiliates of EAM have an interest. Either Aeltus or EAM, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

Brokerage commissions were paid as follows:

                                    For Year Ended            For Year Ended            For Year Ended
Fund Name                            Oct. 31, 2001             Oct. 31, 2000             Oct. 31, 1999
---------                            -------------             -------------             -------------

Growth                               $   796,089               $   805,950               $   462,377
International Growth                   1,040,275                 1,133,982                    497419
Small Company                          1,317,769                 1,125,703                   342,043
Value Opportunity                         46,103                    24,041                    16,153
Technology*                               31,542                    24,168
Balanced                                 179,504                   155,698                   106,837
Growth and Income                      1,727,256                 2,620,251                 1,575,747
Bond Fund                                  3,132                     3,575                       275
ING Government Fund                          284                       295                     3,615
Money Market                                   0                         0                         0
Index Plus Large Cap                     938,360                   760,175                   278,464
Index Plus Mid Cap                        40,785                    16,000                    11,440
Index Plus Small Cap                      17,767                    12,082                     7,225
Ascent                                   326,348                   276,951                   145,421
Crossroads                               324,143                   261,920                   106,481
Legacy                                   132,676                    87,840                    47,787

*Technology commenced operations on March 1, 2000.

For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

Company Name                                Commissions Paid on Total Transactions
------------                                --------------------------------------

Growth                                                 $   49,100
International Growth                                       44,518

Small Company                                               7,458
Value Opportunity                                           6,963
Technology                                                  7,199
Balanced                                                   27,443
Growth and Income                                         178,232
Index Plus Large Cap                                      264,657
Index Plus Mid Cap                                            510
Index Plus Small Cap                                            0
Ascent                                                     43,337
Crossroads                                                 32,422
Legacy                                                     13,514

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Funds, ING, ING Distributors, Inc., and Aeltus and EAM have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, they are designed to prohibit a person from taking advantage of a Fund's trades or from acting on inside information. Each of the Codes of Ethics has been filed with and is available from the Securities and Exchange Commission.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectus. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Checkwriting Service

Checkwriting is available with Class O shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the checkwriting service by indicating your election on the application or by calling 1-866-BUY-FUND (866-289-3863). All notices with respect to checks must be given to the transfer agent.

Cross Investing

         Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in another Fund.

         Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

The NAV per share is computed by dividing Class O's pro-rata share of a Fund's net assets less any liabilities specifically attributable to Class O by the total number of shares outstanding for Class O. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund. No attempt is made to present a detailed explanation of the tax treatment of each Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of International Growth's total assets at the close of its fiscal year consist of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (IRS) pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portion in computing their taxable income or use them as foreign tax credits against their U.S. income taxes. If International Growth makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by International Growth is not large enough to warrant its making such an election, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case shareholders would not be required to include any amount of foreign taxes paid by International Growth in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount tax credit for taxes paid by the Fund.

                             PERFORMANCE INFORMATION

Performance information for Class O shares including the yield and effective yield of Money Market, the yield or dividend yield of Bond Fund and ING DIRECT Government Fund and, specifically, the total return of the Funds may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yield

Current yield for Money Market will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)(365/7)] - 1

30-Day Yield for Certain Non-Money Market Funds

Quotations of yield at the public offering price (POP) for Bond Fund and ING DIRECT Government Fund will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)(6) - 1]
                                      -----
                                       cd

Where:

a = dividends and interest earned during the period

b = the expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period

d = the maximum POP per share on the last day of the period

For purposes of determining net investment income during the period (variable "a" in the formula), interest earned on debt obligations held by the fund is calculated each day during the period according to the formulas below, and then added together for each day in the period:

- Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day's pro-rata share of the most recent paydown gain or loss from the security;

- Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligation (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Dividend Yield

Bond Fund and ING DIRECT Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income.

To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:

            Dividend Yield = (Dividends paid x 12) / Net Asset Value

Average Annual Total Return

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less up to the life of the Fund), calculated pursuant to the formula:

                                 P(1 + T)(n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

On August 1, 2001 the Funds introduced Class O shares. For periods prior to the Class O inception date, Class O performance will be derived from the historical performance of Class I shares, adjusted to reflect the fees and operating expenses applicable to Class O shares (particularly, Class O shares' 0.25% Rule 12b-1 service fee). Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Currently only shares of International Growth, Technology, Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap are being offered to the public.

Total Return Quotations as of October 31, 2001:

CLASS O

            FUND NAME                  1 YEAR               5 YEARS              SINCE INCEPTION         INCEPTION DATE*

Bond Fund                              13.92%               6.87%                      6.57%                  1/3/92
Index Plus Large Cap                   -26.16                N/A                       9.63%                 12/10/96
International Growth                   -35.87%              4.41%                      5.61%                  1/3/92
Index Plus Mid Cap                     -12.76%               N/A                      11.39%                  2/3/98

Index Plus Small Cap                   -7.63%                N/A                       1.92%                  2/3/98
Technology                             -55.18%               N/A                     -43.95%                 3/1/2000

------------------
*The inception dates above represent the commencement of operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.

Average Annual Total Return (After Taxes on Distributions)

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the Securities and Exchange Commission:

                                       n
                                 P(1+T) = ATV
                                             D

Where:
      P  =     a hypothetical initial payment of $1,000,

      T  =     the average annual total return (after taxes on distributions),

     (n) =     the number of years, and

 ATV(D)  =     ending value of a hypothetical $1,000 payment made at the
               beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.


         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be give for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

   AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)
                                   QUOTATION

         Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:


                                       n
                                 P(1+T) = ATV
                                             DR

where:

     P  =    a hypothetical initial payment of $1,000,

     T  =    the average annual total return (after taxes on distributions),

    (n) =    the number of years, and

ATV(DR) =    ending value of a hypothetical $1,000 payment made at the
             beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fun from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Performance information for a Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Stock Index, the Standard & Poor's 400, the Standard & Poor's 600, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Salmon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund.

From time to time, in reports or promotional literature, the Funds may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Funds; the Funds' portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Funds may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

From time to time, the Funds may also advertise their performance showing the cumulative value of an initial or periodic investment in the Funds in various amounts over specified periods, with capital gain and dividend distributions invested in additional shares or taken in cash, and with no adjustment for any income taxes (if applicable) payable by shareholders.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of any of the Funds.

The Funds may also include in their advertising examples to illustrate basic investment concepts, including but not limited to systematic investment, the effects of compounding, and various tax related concepts, including tax deferred growth and tax equivalent yield.

                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the year ended October 31, 2001, are incorporated by reference in this Statement. The Company's Annual Reports are available upon request and without charge by calling 1-800-238-6263.

                                             Statement of Additional Information

                              ING SERIES FUND, INC.

                         ING INDEX PLUS PROTECTION FUND

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002


This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for the ING Index Plus Protection Fund (Fund), a series of ING Series Fund, Inc. (Company). Capitalized terms not defined herein are used as defined in the Prospectus.


A free copy of the Fund's Prospectus is available upon request by writing to the Fund at: 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS

GENERAL INFORMATION.......................................................    1
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES...........................    2
INVESTMENT TECHNIQUES AND RISK FACTORS....................................    3
OTHER CONSIDERATIONS......................................................   17
THE ASSET ALLOCATION PROCESS..............................................   17
DIRECTORS AND OFFICERS....................................................   19
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS................................   24
INVESTMENT ADVISORY AGREEMENT.............................................   24
THE SUBADVISORY AGREEMENT.................................................   26
THE FINANCIAL GUARANTY AGREEMENT..........................................   26
ADMINISTRATIVE SERVICES AGREEMENT.........................................   27
CUSTODIAN.................................................................   28
THE FUND'S FINANCIAL GUARANTOR............................................   28
TRANSFER AGENT............................................................   28
INDEPENDENT AUDITORS......................................................   28
PRINCIPAL UNDERWRITER.....................................................   28
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.......................   29
PURCHASE AND REDEMPTION OF SHARES.........................................   31
BROKERAGE ALLOCATION AND TRADING POLICIES.................................   34
SHAREHOLDER ACCOUNTS AND SERVICES.........................................   35
NET ASSET VALUE...........................................................   35
TAX STATUS................................................................   38
PERFORMANCE INFORMATION...................................................   38
FINANCIAL STATEMENTS......................................................   39

                               GENERAL INFORMATION

On March 1, 2002, the name of Company was changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and the name of the Fund was changed from Aetna Index Plus Protection Fund to ING Index Plus Protection Fund.

Organization The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Board of Directors (Board) has the authority to subdivide the Fund into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund are classified into two classes: Class A and Class B. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; and (d) voting rights on matters exclusively affecting a single class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that Class B shares automatically convert to Class A shares at the end of the Guarantee Period. Each share of the Fund has the same rights to share in dividends declared by the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only interests of one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

The Company's charter may be amended if the amendment is declared advisable by the Directors and approved by the shareholders of the Company by the affirmative vote of a majority of all the votes entitled to be cast on the matter.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Company's By-laws provide for meetings of shareholders to elect Directors at such times as may be determined by the Board or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Fund is a diversified open-end management investment company, as defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of: (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

   (1) Borrow money, except that (a) the Fund may enter into certain futures contracts and, during the Index Plus Large Cap Period, options related thereto;
(b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Fund's assets fails to meet the 300% coverage requirement relative only to leveraging, the Fund shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

   (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

   (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts (REITs), which deal in real estate or interests therein; or (ii) during the Index Plus Large Cap Period, the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

   (4) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and, during the Index Plus Large Cap Period, lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

   (5) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options; and may engage in transactions on a when-issued or forward commitment basis.

   (6) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

   (7) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change. With respect to fundamental policy number (7) above, industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

   (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

   (2) Invest in companies for the purpose of exercising control or management.

   (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

   (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

   (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

   (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Use of Futures and Other Derivative Instruments During the Guarantee Period

During the Guarantee Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The following provides additional information about those derivative instruments the Fund may use during the Guarantee Period.

Futures Contracts The Fund may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Options Contracts." The Fund will only enter into futures contracts on the S&P 500 Index and U.S. Treasury securities.

The Fund may purchase and sell futures contracts under the following conditions:
(a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract, (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts, and (c) the notional value of all U.S. Treasury futures shall not exceed 50% of the market value of all corporate bonds, U.S. Treasury Notes and U.S. Agency Notes.

Additional Information Regarding the Use of Futures A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of future contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby ensuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

STRIPS, CATS, TIGRs and TRs The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). These securities are created by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. These securities generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. These securities tend to be subject to the same risks as zero coupon securities. The market prices of these securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Guarantee Period - Zero Coupon Securities" below.)

Use of Options, Futures and Other Derivative Instruments During the Index Plus Large Cap Period

During the Index Plus Large Cap Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. For purposes other than hedging, the Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters.

Derivatives that may be used by the Fund include forward contracts, swaps, structured notes, futures and options. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments the Fund may use during the Index Plus Large Cap Period.

Futures Contracts The Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. (For additional information regarding the Fund's use of futures contracts during the Index Plus Large Cap Period, see "Additional Information Regarding the Use of Futures" above.)

The Fund can buy and write (sell) options on futures contracts. The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options The Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus.

The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Fund will not write call options on when-issued securities. The Fund purchases call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The Fund may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Fund may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies The Fund may write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Forward Exchange Contracts The Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

The Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Transactions The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with the Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Asset-Backed Securities The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on asset-backed securities is lower than the interest rates paid on the loans included in the underlying pool, by the amount of the fees paid to the pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Index Plus Large Cap Period - Zero Coupon and Pay-in-Kind Securities" below.)

Additional Restrictions on the Use of Futures and Options Contracts

CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts or related options that are entered into during the Index Plus Large Cap Period for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Fund's transactions in derivatives.

Risk of Imperfect Correlation The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if the judgment of Aeltus Investment Management, Inc. (Aeltus) concerning the general direction of interest rates is incorrect, the overall performance of the Fund may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Additional Investment Techniques and Risk Factors During the Guarantee Period

Foreign Securities The Fund may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

Real Estate Securities The Fund may invest in real estate securities through interests in REITs, provided the REIT is included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, or both. Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (e.g. zoning laws) that impair the rights of real estate owners; and adverse developments in the real estate industry.

Corporate Bonds The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of the Fund's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Guarantee Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall be no less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of the Fund's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.

Zero Coupon Securities The Fund may invest in U.S. Treasury or agency zero coupon securities maturing on or within 90 days preceding the Guarantee Maturity Date. U.S. Treasury or agency zero coupon securities shall be limited to non-callable, non-interest bearing obligations and shall include STRIPS (Separate Trading of Registered Interest and Principal of Securities); CATS (Certificates of Accrual on Treasury Securities); TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Investment Techniques and Risk Factors During the Index Plus Large Cap Period

Repurchase Agreements The Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Variable Rate Demand and Floating Rate Instruments The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments The Fund may invest in high-yield instruments, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;
(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and
(c) any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing the Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing The Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Fund may borrow for leveraging purposes only if after the borrowing, the value of the Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of the Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Fund does not intend to borrow for leveraging purposes, except that it may invest in leveraged derivatives which have certain risks as outlined above.

Foreign Securities The Fund may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Real Estate Securities The Fund may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies The Fund may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Convertibles The Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Additional Investment Techniques and Risk Factors During Both the Guarantee Period and the Index Plus Large Cap Period

Illiquid Securities The Fund may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of net assets of the Fund during the Guarantee Period and will not exceed 10% of net assets of the Fund during the Index Plus Large Cap Period.

Bank Obligations The Fund may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

                              OTHER CONSIDERATIONS

Acceptance of Deposits During Guarantee Period

The Fund reserves the right to accept additional deposits during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Fund's investment objective during the Guarantee Period, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the market value of Fund assets, and the Guarantee Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of Fund assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of the Fund's assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be limited.

The process of asset reallocation results in additional transaction costs such as brokerage commissions. The Fund will likely incur increased transactional costs during periods of high volatility. To moderate such costs, Aeltus has built into its proprietary model a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUND

Set forth in the table below is information about each Director of the Fund. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).

                                             TERM OF                                            NUMBER OF
                                            OFFICE AND                                        PORTFOLIOS IN
                               POSITION(S)   LENGTH OF                                         FUND COMPLEX
                                HELD WITH      TIME          PRINCIPAL OCCUPATION(S)             OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUND       SERVED         DURING THE PAST 5 YEARS           BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

J. SCOTT FOX*                   Director    Since 1997  Chief Executive Officer (July 2001         50        Mr. Fox serves as
10 State House Square                        (5 years)  to present), President (April 2001                   Director of the Board
Hartford, Connecticut                                   to present), Director, Chief                         of IPC Financial
Age: 47                                                 Operating Officer (April 1996 to                     Network, Inc. (January
                                                        present), Chief Financial Officer                    2001 to present)
                                                        (April 1996 to July 2001), Managing
                                                        Director (April 1996 to April 2001),
                                                        Aeltus Investment Management, Inc.;
                                                        Executive Vice President (April 2001
                                                        to present), Director, Chief
                                                        Operating Officer (February 1995 to
                                                        present), Chief Financial Officer,
                                                        Managing Director (February 1995 to
                                                        April 2001), Aeltus Capital, Inc;
                                                        Senior Vice President - Operations,
                                                        Aetna Life Insurance and Annuity
                                                        Company, March 1997 to December
                                                        1997.

JOHN G. TURNER*                 Director    Since 2001  President, Turner Investment Company      156        Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.                 (1 year)   (since 2002); Trustee and Vice                       member of the Board of
Scottsdale, Arizona 85258                               Chairman of ING Americas (2000 -                     Aeltus Investment
Age: 62                                                 2001); Chairman and Chief Executive                  Management, Inc., and
                                                        Officer of ReliaStar Financial Corp.                 each of the Pilgrim
                                                        and ReliaStar Life Insurance Co.                     Funds.
                                                        (1993-2000); Chairman of ReliaStar
                                                        United Services Life Insurance
                                                        Company and ReliaStar Life Insurance
                                                        Company of New York (since 1995);
                                                        Chairman of Northern Life Insurance
                                                        Company (1992 - 2001); Chairman and
                                                        Director/Trustee of the Northstar
                                                        affiliated investment companies
                                                        (October 1993 - 2001). Director,
                                                        Northstar Investment Management
                                                        Corporation and its affiliates
                                                        (1993-1999).

                                             TERM OF                                            NUMBER OF
                                            OFFICE AND                                        PORTFOLIOS IN
                               POSITION(S)   LENGTH OF                                         FUND COMPLEX
                                HELD WITH      TIME          PRINCIPAL OCCUPATION(S)             OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUND       SERVED         DURING THE PAST 5 YEARS           BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
ALBERT E. DEPRINCE, JR.         Director    Since 1998  Director, Business and Economic            50
3029 St. Johns Drive                         (4 years)  Research Center, 1999 to present,
Murfreesboro, Tennessee                                 and Professor of Economics and
Age 60                                                  Finance, Middle Tennessee State
                                                        University, 1991 to present.


MARIA T. FIGHETTI               Director    Since 1994  Associate Commissioner for Contract        50
325 Piermont Road                            (8 years)  Management, Health Services, New
Closter, New Jersey                                     York City Department of Mental
Age 58                                                  Health, Mental Retardation and
                                                        Alcohol Services 1996 to present.

DAVID L. GROVE                              Since 1991  Private Investor; Economic/Financial       50
5 The Knoll                     Director    (11 years)  Consultant, December 1985 to
Armonk, New York                                        present.
Age 83

SIDNEY KOCH                     Director    Since 1994  Financial Adviser, self-employed,          50
455 East 86th Street                         (8 years)  January 1993 to present.
New York, New York
Age 66


CORINE T. NORGAARD              Director    Since 1991  Dean of the Barney School of               50
556 Wormwood Hill                           (11 years)  Business, University of Hartford
Mansfield Center, Connecticut                           (West Hartford, CT), August 1996 to
Age 64                                                  present.

RICHARD G. SCHEIDE              Director    Since 1993  Principal, LoBue Associates Inc.,          50
11 Lily Street                               (9 years)  October 1999 to present; Trust and
Nantucket, Massachusetts                                Private Banking Consultant, David
Age 72                                                  Ross Palmer Consultants, July 1991
                                                        to present.

OFFICERS

         Information about the Funds' officers are set forth in the table below:

                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
JAMES M. HENNESSY                      President, Chief          March 2002 to     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.           Executive Officer, and    present           each of the ING Funds (since February
Scottsdale, Arizona  85258             Chief Operating Officer                     2001); Chief Operating Officer of each of
Age:  52                                                                           the ING Funds (since July 2000); Director
                                                                                   of ING Funds Services, LLC, ING
                                                                                   Investments, LLC, ING Funds Distributor,
                                                                                   Inc., ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation,
                                                                                   Lexington Funds Distributor, Inc., Market
                                                                                   Systems Research Advisors, Inc., Market
                                                                                   Systems Research, Inc., Express America
                                                                                   T.C. Corporation, EAMC Liquidation Corp.
                                                                                   (since December 2000); and President and
                                                                                   Chief Executive Officer of ING
                                                                                   Investments, LLC, ING Funds Services,
                                                                                   LLC, ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp. (since December 2000).
                                                                                   Formerly Senior Executive Vice President
                                                                                   (June 2000 - December 2000) and Secretary
                                                                                   (April 1995 - December 2000), ING Pilgrim
                                                                                   Capital Corporation, ING Pilgrim Group,
                                                                                   Inc., ING Pilgrim  Investments, Inc., ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp.;  Senior  Executive
                                                                                   Vice President (July 2000 - February
                                                                                   2001) and Secretary  (April 1995 -
                                                                                   February 2001) of each of the Pilgrim
                                                                                   Funds; Executive Vice President, Pilgrim
                                                                                   Capital Corporation and its affiliates
                                                                                   (May 1998 - June 2000) and Senior Vice
                                                                                   President,  Pilgrim Capital and its
                                                                                   affiliates (April 1995 - April 1998).

STANLEY D. VYNER                       Executive Vice            March 2002 to     Executive Vice President of most of the
7337 E. Doubletree Ranch Rd.           President and Chief       present           ING Funds (since July 1996).  Formerly,
Scottsdale, Arizona  85258             Investment Officer --                       President and Chief Executive Officer of
Age:  51                               International Equities                      ING Pilgrim Investments, LLC (August
                                                                                   1996-August 2000).

MARY LISANTI                           Executive Vice            March 2002 to     Executive Vice President of the ING Funds
7337 E. Doubletree Ranch Rd.           President and Chief       present           (since May 1998).  Formerly Portfolio
Scottsdale, Arizona  85258             Operating Officer --                        Manger, Strong Capital Management; and
Age:  45                               Domestic Equities                           Managing Director and Head of Small- and
                                                                                   Mid-Capitalization Equity Strategies at
                                                                                   Bankers Trust Corp. (1993-1996).

MICHAEL J. ROLAND                      Executive  Vice           March 2002 to     Executive Vice President (since February
7337 E. Doubletree Ranch Rd.           President and Principal   present           2002) and Principal Financial Officer
Scottsdale, Arizona  85258             Financial Officer                           (since June 1998) of the Funds; Executive
Age:  43                                                                           Vice President (since 1/1/02) and Principal
                                                                                   Financial Officer (since June 1998) of ING
                                                                                   Funds Services, LLC, ING Investments, LLC, and
                                                                                   ING Funds Distributor, Inc. Formerly Senior
                                                                                   Vice President, ING Pilgrim Group, LLC, ING
                                                                                   Pilgrim Investments, LLC, and ING Pilgrim
                                                                                   Securities, Inc. (since June 1998 to December,
                                                                                   2001); Senior Vice President of most of the
                                                                                   Pilgrim Funds (Since June 1998 to February
                                                                                   2002). He served in same capacity from January
                                                                                   1995 - April 1997. Formerly, Chief Financial
                                                                                   Officer of Endeaver Group (April 1997 to June
                                                                                   1998).

RALPH G. NORTON III                    Senior Vice President     March 2002 to     Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.                                     present           Investment Officer, Fixed Income, ING
Scottsdale, Arizona  85258                                                         Investments, LLC (since August 2001).
Age: 42                                                                            Formerly, Senior Market Strategist,
                                                                                   Aeltus Investment Management, Inc. (from
                                                                                   January 2001 to August 2001); Chief
                                                                                   Investment Officer, ING Mutual Funds
                                                                                   Management Co. (1990 to January 2001).

ROBERT S. NAKA                         Senior Vice President     March 2002 to     Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.           and Assistant Secretary   present           LLC (since November 1999) and ING Funds
Scottsdale, Arizona  85258                                                         Services, LLC (since August 1999); Senior
Age:  38                                                                           Vice President and Assistant Secretary of
                                                                                   each of the ING Funds. Formerly Vice
                                                                                   President, ING Pilgrim Investments, Inc.
                                                                                   (April 1997 - October 1999), ING Pilgrim
                                                                                   Group, Inc. (February 1997 - August 1999)
                                                                                   and Assistant Vice President, ING Pilgrim
                                                                                   Group, Inc. (August 1995-February 1997).

ROBYN L. ICHILOV                       Vice President and        March 2002 to     Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.           Treasurer                 present           (since August 1997); Accounting Manager
Scottsdale, Arizona  85258                                                         (since November 1995); Vice President and
Age:  34                                                                           Treasurer of most of the ING Funds.

KIMBERLY A. ANDERSON                   Vice President and        March 2002 to     Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.           Secretary                 present           (since January 2001) and Vice President and
Scottsdale, Arizona  85258                                                         Secretary of each of the ING Funds (since
Age:  37                                                                           February 2001). Formerly Assistant Vice
                                                                                   President and Assistant Secretary of each of
                                                                                   the Funds (August 1999-February 2001) and
                                                                                   Assistant Vice President of ING Pilgrim Group,
                                                                                   Inc. (November 1999-January 2001). Ms. Anderson
                                                                                   has held various other positions with ING
                                                                                   Pilgrim Group, LLC for more than the last five
                                                                                   years.

BOARD OF DIRECTORS

      The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

      Committees

The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide (collectively the "Independent Directors"). Ms. Fighetti serves as Chairman and Mr. Scheide serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last year.

The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince serves as Chairman and Mr. Koch serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last year.

The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Ms. Norgaard serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last year.

DIRECTOR OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director.

                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                  DOLLAR RANGE OF        REGISTERED INVESTMENT
                                EQUITY SECURITIES IN     COMPANIES OVERSEEN BY
                                   THE FUND AS OF        DIRECTOR IN FAMILY OF
       NAME OF DIRECTOR         DECEMBER 31, 2001(1)    INVESTMENT COMPANIES(1)
--------------------------------------------------------------------------------

                                   INDEX PLUS
                                 PROTECTION FUND
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Albert E. DePrince, Jr.                  A                        E
Maria T. Fighetti                        A                        A
David L. Grove                           A                        A
Sidney Koch                              A                        C
Corine T. Norgaard                       A                        E
Richard G. Scheide                       A                        C

DIRECTORS WHO ARE "INTERESTED
PERSONS"
J. Scott Fox                             A                        E
John G. Turner                           A                        E

(1) Dollar range key

    A. None
    B. $1 - $10,000
    C. $10,001 - $50,000
    D. $50,001 - $100,000
    E. over $100,000

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

   Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies).

                       NAME OF
                      OWNERS AND
                     RELATIONSHIP             TITLE OF    VALUE OF    PERCENTAGE
NAME OF DIRECTOR     TO DIRECTOR    COMPANY     CLASS    SECURITIES    OF CLASS
--------------------------------------------------------------------------------
Albert E.                N/A          N/A        N/A         $0          N/A
DePrince, Jr.
Maria T. Fighetti        N/A          N/A        N/A         $0          N/A
David L. Grove           N/A          N/A        N/A         $0          N/A
Sidney Koch              N/A          N/A        N/A         $0          N/A
Corine T. Norgaard       N/A          N/A        N/A         $0          N/A
Richard G. Scheide       N/A          N/A        N/A         $0          N/A

DIRECTOR COMPENSATION

During the fiscal year ended October 31, 2001, members of the Board who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Fund. As of October 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                                                        TOTAL COMPENSATION FROM
         NAME OF PERSON       AGGREGATE COMPENSATION     THE COMPANY AND FUND
            POSITION             FROM THE COMPANY      COMPLEX PAID TO DIRECTORS
   -----------------------------------------------------------------------------
   Albert E. DePrince, Jr.*           $18,220                  $102,000
   Director, Chairperson
   Contract Committee

   Maria T. Fighetti*                 17,011                    95,230
   Director, Chairperson
   Audit Committee**

   David L. Grove*                    16,798                    94,041
   Director

   Sidney Koch                        16,873                    94,459
   Director

   Corine Norgaard                    16,434                    92,000
   Director, Chairperson
   Nominating Committee

   Richard G. Scheide                 17,107                    95,770
   Director

* During the fiscal year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr. DePrince elected to defer compensation in the amount of $24,000, $94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of
   April 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of the Fund.

                          INVESTMENT ADVISORY AGREEMENT


The Fund entered into an investment advisory agreement (Investment Advisory Agreement) appointing ING Investments, LLC (ING) as the investment adviser of the Fund effective March 1, 2002. Under the Investment Advisory Agreement, and subject to the supervision of the Board, ING has responsibility for supervising all aspects of the operations of the Fund including the selection, purchase and sale of securities. Under the Investment Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a sub-adviser. ING is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees

The Investment Advisory Agreement provides that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board, and that the Fund is responsible for payment of all other of its costs.

In approving the Investment Advisory Agreement the Board considered a number of factors, including, but not limited to: (1) ING's experience in overseeing sub-advisers for other mutual funds for which ING serves as investment adviser;
(2) the performance of the mutual funds for which ING currently serves as investment adviser; (3) the depth, experience and the financial strength of ING;
(4) the fact that the advisory fees imposed under the Advisory Agreement would be identical to those imposed by Aeltus under the prior agreement; (5) the fact that Aeltus would continue to manage the Fund in its capacity as sub-adviser;
(7) the projected expense ratios for the Fund including ING's commitment to maintain expense limitations for the Fund; (8) the commonality of terms among the then current advisory agreements (with Aeltus) and the new Investment Advisory Agreements (with ING); and (9) the fairness of the compensation payable to ING under the Investment Advisory Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Investment Advisory Agreement.

For the services under the Advisory Agreement, ING will receive an annual fee, payable monthly, as described in the Prospectus.

For the year ended October 31, 2001 and the period from October 2, 2000 (commencement of operations) to October 31, 2000, an investment advisory fee was paid to Aeltus (investment adviser to the Fund prior to March 1, 2002) as follows:

Year ended October 31, 2001

      Total Investment Advisory Fees        Waiver       Net Advisory Fees Paid
      ------------------------------        ------       ----------------------

               $298,996                    $98,340             $200,656

Period from October 2, 2000 to October 31, 2000

      Total Investment Advisory Fees        Waiver       Net Advisory Fees Paid
      ------------------------------        ------       ----------------------
                $1,908                      $1,908                $0

                          EXPENSE LIMITATION AGREEMENTS


ING has entered into expense limitation agreements with the Fund, pursuant to which ING had agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, brokerage commissions, extraordinary expenses such as litigation, or other expenses not incurred in the normal course of the Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the investment adviser or sub-adviser do not exceed:

                  Class A           1.50%
                  Class B           2.25%

The Fund will at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until December 31, 2002. Thereafter, the agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.

                            THE SUBADVISORY AGREEMENT


ING and the Fund, on behalf of the Fund, have entered into an agreement (Subadvisory Agreement) with Aeltus Investment Management, Inc. (Aeltus) appointing Aeltus as Sub-adviser of the Fund effective March 1, 2002.

The Subadvisory Agreement gives Aeltus broad latitude to select securities for the Fund consistent with the investment objective and policies of the Fund subject to ING's oversight. The Agreement contemplates that Aeltus will be responsible for all aspects of managing the Fund.

In approving the Sub-Advisory Agreement for the Fund, the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to date and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. In addition, the Board considered the importance of maintaining the continuity of management with ING as the Fund's investment adviser. The Board noted that the overall advisory fees paid by the Fund would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreement would be substantially similar to the advisory services provided by Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Sub-Advisory Agreement for the Fund was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of the Fund, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreement.

For the services under the Subadvisory Agreement, Aeltus will receive an annual fee payable monthly as set forth below.

                           Offering Period      0.293%
                           Guarantee Period     0.203%


                        THE FINANCIAL GUARANTY AGREEMENT

The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the net asset value
(NAV) per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA Insurance Corporation (MBIA) pursuant to a financial guarantee insurance policy issued by MBIA to the Company for the benefit of the Fund (the "Insurance Policy").

MBIA, ING, Aeltus and the Company have entered into a Financial Guaranty Agreement specifying the rights and obligations of ING, Aeltus and MBIA with respect to the Fund. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date. The Financial Guaranty Agreement, which contains certain investment parameters, provides that, if ING or Aeltus fails to comply with specific investment parameters during the Guarantee Period as more fully described below, MBIA may direct ING or Aeltus to cure the breach within a prescribed period of time. If ING or Aeltus fails to do so, MBIA may direct trades on behalf of the Fund in order to bring the Fund back into compliance with these investment parameters, and consistent with the Fund's investment objective and strategies.

Aeltus, in sub-advising the Fund during the Guarantee Period, allocates assets to the Equity and Fixed Components. The types of securities which may be held in the Equity Component or the Fixed Component are set forth in the Prospectus and in this Statement (Eligible Security). In the event that, during the Guarantee Period, Aeltus acquires a security that is not an Eligible Security, MBIA has the right under the Financial Guaranty Agreement to direct ING or Aeltus to sell that security and replace it with an Eligible Security within three business days. In the event such security is not sold, MBIA reserves the right to direct the Custodian to sell that security and replace it with an Eligible Security.

The specific formula for the Fund's allocation of assets between the Fixed and Equity Components is set forth in the Financial Guaranty Agreement. In the event that MBIA determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, MBIA can direct the custodian to sell securities and replace them with such Eligible Securities as are necessary to bring the Fund's allocation of assets in compliance with the terms of the Financial Guaranty Agreement.

Finally, if ING or Aeltus breaches any other terms of the Financial Guaranty Agreement, ING or Aeltus has 15 business days to cure the breach. If there is written notification from MBIA of a breach and the breach remains uncured after 15 business days, MBIA will have the right to direct the custodian to buy and sell Eligible Securities.

After any default has been cured (whether by ING, Aeltus or by changes in market prices or as a result of actions taken by MBIA), MBIA has no further right to direct the custodian with respect to that default.

                        ADMINISTRATIVE SERVICES AGREEMENT

Currently Aeltus serves as administrator for the Fund. ING Funds Services, LLC will become administrator on May 1, 2002. Pursuant to the Administrative Services Agreement ("IFS") will act as administrator and provide certain administrative and shareholder services necessary for the Fund's operations and will be responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (c) preparing financial information for proxy statements; (d) preparing semi-annual and annual reports to shareholders; (e) calculating the NAV and Guarantee per Share; (f) preparation of certain shareholder communications; (g) supervising the custodian and transfer agent; and (h) reporting to the Board.

For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

For the year ended October 31, 2001 and for the period from October 2, 2000 (commencement of operations) to October 31, 2000, an administrative services fee was paid to Aeltus as follows:

Year ended October 31, 2001

          Total Administrative                              Net Administrative
              Services Fee         Administrator Waiver     Services Fee Paid
              ------------         --------------------     -----------------
                $47,717                    $0                    $47,717

Period from October 2, 2000 to October 31, 2000

          Total Administrative                              Net Administrative
              Services Fee         Administrator Waiver     Services Fee Paid
              ------------         --------------------     -----------------
                 $763                     $763                      $0


                                    CUSTODIAN

Currently Mellon Bank, N.A. serves as custodian for the assets of the Fund. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, will become custodian May 1, 2002.

The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

In addition to serving as the custodian of the Fund's assets, the custodian will monitor both the allocation of assets and the securities held within the Equity Component and the Fixed Component and report on the same to Aeltus, ING and MBIA. The custodian is authorized to accept orders from MBIA made pursuant to the Financial Guaranty Agreement.

                         THE FUND'S FINANCIAL GUARANTOR

MBIA, 113 King Street, Armonk, New York 10504 serves as the financial guarantor to the Fund pursuant to a written agreement with ING, Aeltus and the Company. Pursuant to the terms of the Financial Guaranty Agreement, MBIA will issue to the Company for the benefit of the Fund the Insurance Policy to support the Fund's Guarantee. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date. MBIA is one of the world's premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions.


                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri, serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Company. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

Effective January 1, 2002, the Company's Board of approved a change in the Fund's principal underwriter from Aeltus Capital, Inc. (ACI), 10 State House Square, Hartford, Connecticut 06103-3602 to ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, Inc. is a Delaware corporation, and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. ING Funds Distributor, Inc. has agreed to use its best efforts to distribute the shares as the principal underwriter of the Fund pursuant to an Underwriting Agreement between it and the Fund. Shares of the Fund will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to existing shareholders during the Index Plus Large Cap Period.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ING Funds Distributor, Inc. With respect to Class A shares of the Fund, ING Funds Distributor, Inc. is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholder Services Plan"). With respect to Class B shares of the Funds, ING Funds Distributor, Inc. is paid an annual fee at the rate of 1.00% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class C shares of the Funds, ING Funds Distributor, Inc. is paid an annual fee at the rate of 1.00% (0.75% for the Index Plus Funds) of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan or Shareholder Services Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

For the year ended October 31, 2001 and the period from October 2, 2000 (commencement of operations) to October 31, 2000, total Shareholder Services and Distribution Fees of $434,823 and $6,727 were paid to ACI (principal underwriter to the Fund prior to January 1, 2002).

The Distribution and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of independent Directors. The Distribution and Shareholder Services Plans may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution and Shareholder Services Plans must be approved by the Board in the manner described above. The Distribution and Shareholder Services Plans may be terminated at any time, without penalty, by vote of a majority of the independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plans. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plans. No other interested person of the Fund has a financial interest in the Plans.

For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.


Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

When you invest this amount            Amount of sales charge typically reallowed to
                                       dealers as a percentage of offering price
Under $50,000                                               4.00%
$50,000 or more, but under $100,000                         3.75
$100,000 or more, but under $250,000                        3.00
$250,000 or more, but under $500,000                        2.00
$500,000 or more, but under                                 1.50
$1,000,000

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

                                                      Commission      Period
                                                      ----------      ------
   -  on sales of $1 million to $3 million;              1.00%       1st Year
                                                         0.50%       2nd Year
   -  on sales over $3 million to $20 million; and       0.50%       2 Years
   -  on sales over $20 million.                         0.25%       2 Years

For sales of Class B shares, your securities dealer is paid an up-front commission equal to 4% of the amount sold. Beginning in the thirteenth month after the sale is made, ING Funds Distributor, Inc. uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

These breakpoints are reset every 12 months for purposes of additional purchases. ING Funds Distributor, Inc. may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply.

ING Funds Distributor, Inc. or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing ING Funds Distributor, Inc. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

ING Funds Distributor, Inc. or its affiliates may, from time to time, also make payments to clearing firms that offer networking services which make the Fund available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

In addition, Aeltus may make payments of up to 0.05% of the Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow the Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

ING Funds Distributor, Inc. has agreed to reimburse Financial Network Investment Corporation, an affiliate of ING Funds Distributor, Inc., for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

ING Funds Distributor, Inc. may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. ING Funds Distributor, Inc. may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder's investment will be unaffected by these payments.

                        PURCHASE AND REDEMPTION OF SHARES

Class A shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received less any applicable front-end sales charge. Class B shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received. All orders to purchase shares during the Offering Phase were required to be received by the transfer agent by no later than November 29, 2000 (November 1, 2000 in the case of IRA rollovers).

Class A shares are redeemed at the NAV of the Fund next determined adjusted for any applicable contingent deferred sales charge (CDSC) after a redemption request is received. Class B shares are redeemed at the NAV of the Fund next determined less any applicable CDSC after a redemption request is received. ANY REDEMPTIONS MADE FROM THE FUND PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV, WHICH MAY BE HIGHER OR LOWER THAN THE NAV AT THE INCEPTION OF THE GUARANTEE PERIOD. MOREOVER, SUCH REDEMPTIONS MAY BE SUBJECT TO A CDSC. AMOUNTS REDEEMED PRIOR TO THE GUARANTEE MATURITY DATE ARE NOT ELIGIBLE FOR THE GUARANTEE.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the New York Stock Exchange (NYSE) is restricted as determined by the Securities and Exchange Commission (Commission) or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. A medallion signature guarantee must be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase request.

Front-End Sales Charge Waivers

The front-end sales charge will not apply to Class A purchases by:

1. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor, Inc. or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including members of their immediate families).

2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Aeltus-advised fund or through an unregistered separate account sponsored by Aetna Life Insurance and Annuity Company (ALIAC) or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

3. Certain trust companies and bank trust departments investing on behalf of their clients.

4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) on behalf of clients participating in advisory fee programs.

6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

7. Registered investment companies.

8. Insurance companies (including separate accounts).

9. Shareholders of the Adviser Class of other Series at the time such shares were redesignated as Class A shares.

10. Certain executive deferred compensation plans.

Contingent Deferred Sales Charge

Certain Class A shares and all Class B shares are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002 There is no CDSC imposed on Class A shares purchased more than two years prior to the redemption.

CDSC Waivers

The CDSC will be waived for:

   - Redemptions following the death or disability of the shareholder or beneficial owner;

   - Redemptions related to distributions from retirement plans or accounts under Internal Revenue Code (Code) Section 403(b) after you attain age 70-1/2;

   -  Tax-free returns of excess contributions from employee benefit plans; and

   - Distributions from employee benefit plans, including those due to plan termination or plan transfer.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares, as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment in the Fund (or in certain other series of the Company) will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in the Fund (and in certain other series of the Company) and will be effective only after notification to ING Funds Distributor, Inc. that the investment qualifies for a discount. Your holdings in the Fund (and in certain other Series of the Company) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in certain other Series of the Company in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. Such an adjustment will be made at NAV and will not be eligible for the Guarantee. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the Series already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of certain other Class A shares you own, as well as certain Class A shares of your spouse and children under the age of 21. If you are the sole owner of the Fund, you may also add any other accounts, including retirement plan accounts invested in certain Class A shares of the Company. Companies with one or more retirement plans may add together the total plan assets invested in certain Class A shares of the Series to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

Additional Rights

The Fund retains certain rights, including the rights to: refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Fund and other investment companies, services related to the execution of trades on behalf of the Fund and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom the Fund effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Fund.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Fund.

Aeltus may buy or sell the same security at or about the same time for the Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of the funds and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. For underwritten offerings (initial or secondary), in addition to considering the factors mentioned in the previous sentence, Aeltus may employ a rotational method for allocating securities purchased in these offerings. Prices are averaged for aggregated trades.

For the year ended October 31, 2001 and for the period from October 2, 2000 (commencement of operations) to

October 31, 2000, brokerage commissions were paid in the amounts of $53,673 and $0, respectively.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Company, ING, ING Funds Distributor, Inc. and Aeltus each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, it prohibits a person from taking advantage of Fund trades or from acting on inside information.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Fund are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of the Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Fund. No attempt is made to present a detailed explanation of the tax treatment of the Fund and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Taxes in Relation to the Financial Guarantee

Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Any such capital gain would be offset by the Fund's capital losses, if any, which may be long-term or short-term. The Fund does not intend, and does not expect it will be necessary, to make a distribution to shareholders upon receiving a payment from MBIA under the financial guarantee insurance policy described herein. The Fund's receipt of a payment from MBIA is not expected to have tax ramifications to shareholders.

                             PERFORMANCE INFORMATION

Performance information for each class of shares, including the total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one and five years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV
Where:
P   = a hypothetical initial payment of $1,000
T   = an average annual total return
n   = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1 or 5 year period at the end of the 1 or 5 year period (or fractional portion thereof).

Total Return Quotations as of October 31, 2001:

CLASS A (assuming payment of the front-end sales load)

                       1 YEAR     SINCE INCEPTION   INCEPTION DATE
                        N/A            -6.57%         10/02/2000*

CLASS A (without payment of the front-end sales load)

                       1 YEAR     SINCE INCEPTION   INCEPTION DATE
                        N/A            -1.93%         10/02/2000*

CLASS B (assuming payment of the CDSC)

                       1 YEAR     SINCE INCEPTION   INCEPTION DATE
                        N/A            -7.45%         10/02/2000*

CLASS B (without payment of the CDSC)

                       1 YEAR     SINCE INCEPTION   INCEPTION DATE
                        N/A            -2.61%         10/02/2000*

*TOTAL RETURN IS CALCULATED AS OF THE FIRST DAY OF THE GUARANTEE PERIOD, DECEMBER 1, 2000.

The Fund may also from time to time include in such advertising a total return figure for Class A and/or Class B that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Company may include performance for Class B that does not take into account the imposition of the applicable CDSC.


Average Annual Total Return (After Taxes on Distributions)

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the Securities and Exchange Commission:

                                       n
                                 P(1+T) = ATV
                                             D

Where:
     P   =    a hypothetical initial payment of $1,000,

     T   =    the average annual total return (after taxes on distributions),

     n   =    the number of years, and

  ATV    =    ending value of a hypothetical $1,000 payment made at the
     D        beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.


         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be give for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

   AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)
                                   QUOTATION

         Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                        n
                                P(1 + T) = ATV
                                              DR

where:

     P =      a hypothetical initial payment of $1,000,

     T =      the average annual total return (after taxes on distributions),

     n =      the number of years, and

 ATV   =      ending value of a hypothetical $1,000 payment made at the
    DR        beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fun from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for 1, 5 and 10 year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Performance information for the Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of the Fund.


                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' report thereon, appearing in the Company's Annual Report for the year ended October 31, 2001 and the Financial Statement (unaudited) appearing in the Company's Semi-Annual Report for the period ended April 30, 2001, are incorporated by reference in this Statement. The Company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.




Statement of Additional Information

                             BROKERAGE CASH RESERVES

            STATEMENT OF ADDITIONAL INFORMATION DATED: MARCH 1, 2002

Brokerage Cash Reserves (Fund) is a series of Aetna Series Fund, Inc. (Company). This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the Fund's current Prospectus dated March 1, 2002. Capitalized terms not defined herein are used as defined in the Prospectus.

The Fund's Financial Statements and the independent auditors' report thereon, included in the Company's Annual Report, are incorporated herein by reference in this Statement. A free copy of the Company's Annual Report and the Prospectus is available upon request by writing to: 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, or by calling 1-800-992-0180.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES................................4
INVESTMENT TECHNIQUES AND RISK FACTORS.........................................6
DIRECTORS AND OFFICERS.........................................................9
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................16
THE INVESTMENT ADVISORY AGREEMENT.............................................16
EXPENSE LIMITATION AGREEMENTS.................................................17
THE SUBADVISORY AGREEMENT.....................................................17
THE ADMINISTRATIVE SERVICES AGREEMENT.........................................18
THE ADMINISTRATIVE SERVICES AGREEMENT.........................................18
CUSTODIAN.....................................................................19
TRANSFER AGENT................................................................19
INDEPENDENT AUDITORS..........................................................19
PRINCIPAL UNDERWRITER.........................................................19
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS...........................19
PURCHASE AND REDEMPTION OF SHARES.............................................20
BROKERAGE ALLOCATION AND TRADING POLICIES.....................................22
SHAREHOLDER ACCOUNTS AND SERVICES.............................................22
NET ASSET VALUE...............................................................22
TAX STATUS....................................................................23
PERFORMANCE INFORMATION.......................................................23
FINANCIAL STATEMENTS..........................................................24

                               GENERAL INFORMATION

On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc.

INCORPORATION The Company was incorporated under the laws of Maryland on June 17, 1991.

SERIES The Company currently offers multiple series. Brokerage Cash Reserves is the only series offered through this Statement and the corresponding Prospectus.

CAPITAL STOCK Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights. Each share of the Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

VOTING RIGHTS Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders of the Company have voting rights on all matters except matters affecting only the interests of one series. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

The Fund's Articles of Incorporation may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Directors and consented to by a majority of the shareholders.

SHAREHOLDER MEETINGS The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 ACT CLASSIFICATION The Company is an open-end management investment company, as that term is defined under the 1940 Act. The Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, the Fund may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that the Fund may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 under the 1940 Act is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objective and certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. This means the lesser of (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares of the Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

(1) with respect to 75% of the value of the Fund's total assets, hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) concentrate its investments in any one industry, although the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to the Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; securities invested in, or repurchase agreements for, U.S. Government securities; and certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, the Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; and (iii) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii)

         the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if the Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities;

(7) borrow money, except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; and (ii) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. The Fund will not:

(1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions;

(2) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). The Fund may only purchase foreign securities or obligations that are U.S. dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to
         Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Aeltus Investment Management, Inc. (Aeltus), the subadviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Standard & Poor's Corporation.

The Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet the conditions of Rule 2a-7 under the 1940 Act.

High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, the Fund may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These securities may be subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

ZERO COUPON SECURITIES

The Fund may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Zero coupon securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested even though the maturity of the underlying instruments may exceed the 397-day maturity limitation of the Fund. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

VARIABLE RATE DEMAND AND FLOATING RATE INSTRUMENTS

The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund will invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

BANK OBLIGATIONS

The Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

FOREIGN SECURITIES

The Fund may invest in foreign securities denominated in U.S. dollars. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse foreign political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. In addition, the Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

SUPRANATIONAL AGENCIES

The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

BORROWING

The Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Fund does not intend to borrow.

MATURITY POLICIES

The average dollar-weighted maturity of securities in the Fund's portfolio will not exceed ninety days. In addition, all investments in the Fund's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUND

Set forth in the table below is information about each Director of the Fund. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*).

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                             POSITION(S)   TERM OF OFFICE AND                                    FUND COMPLEX
                             HELD WITH      LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY   OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE        FUND             SERVED                 THE PAST 5 YEARS            DIRECTOR      HELD BY DIRECTOR
  ---------------------        ----             ------                 ----------------            --------      ----------------
DIRECTORS

J. SCOTT FOX*                Director         Since 1997 (5     Chief Executive Officer (July          50     Mr. Fox serves as
10 State House Square                            years)         2001 to present), President                   Director of the Board
Hartford, Connecticut                                           (April 2001 to present),                      of IPC Financial
Age:  47                                                        Director, Chief Operating                     Network, Inc. (January
                                                                Officer (April 1996 to                        2001 to present)
                                                                present), Chief Financial
                                                                Officer (April 1996 to July
                                                                2001), Managing Director (April
                                                                1996 to April 2001), Aeltus
                                                                Investment Management, Inc.;
                                                                Executive Vice President (April
                                                                2001 to present), Director,
                                                                Chief Operating Officer
                                                                (February 1995 to present),
                                                                Chief Financial Officer,
                                                                Managing Director (February
                                                                1995 to April 2001), Aeltus
                                                                Capital, Inc; Senior Vice
                                                                President - Operations, Aetna
                                                                Life Insurance and Annuity
                                                                Company, March 1997 to December
                                                                1997.

JOHN G. TURNER*             Director       Since 2001 (1 year)  President, Turner Investment          156     Mr. Turner serves as a
7337 E. Doubletree Ranch                                        Company (since 2002); Trustee                 member of the Board of
Rd.                                                             and Vice Chairman of ING                      Aeltus Investment
Scottsdale, Arizona 85258                                       Americas (2000 - 2001);                       Management, Inc., and
Age:  62                                                        Chairman and Chief Executive                  each of the Pilgrim
                                                                Officer of ReliaStar Financial                Funds.
                                                                Corp. and ReliaStar Life
                                                                Insurance Co. (1993-2000);
                                                                Chairman of ReliaStar United
                                                                Services Life Insurance Company
                                                                and ReliaStar Life Insurance
                                                                Company of New York (since
                                                                1995); Chairman of Northern
                                                                Life Insurance Company (1992 -
                                                                2001); Chairman and
                                                                Director/Trustee of the
                                                                Northstar affiliated investment
                                                                companies (October 1993 -
                                                                2001).  Director, Northstar
                                                                Investment Management
                                                                Corporation and its affiliates
                                                                (1993-1999).

                                  Director           Since 1998                                                       50
ALBERT E. DEPRINCE, JR.                              (4 years)    Director, Business and Economic Research
3029 St. Johns Drive                                              Center, 1999 to present, and Professor of
Murfreesboro, Tennessee                                           Economics and Finance, Middle Tennessee
Age 60                                                            State University, 1991 to present.

                                  Director           Since 1994                                                       50
MARIA T. FIGHETTI                                    (8 years)    Associate Commissioner for Contract
325 Piermont Road                                                 Management, Health Services, New York City
Closter, New Jersey                                               Department of Mental Health, Mental
Age 58                                                            Retardation and Alcohol Services 1996 to
                                                                  present.
                                                     Since 1991                                                       50
DAVID L. GROVE                    Director           (11 years)   Private Investor; Economic/Financial
5 The Knoll                                                       Consultant, December 1985 to present.
Armonk, New York
Age 83
                                  Director           Since 1994                                                       50
SIDNEY KOCH                                          (8 years)    Financial Adviser, self-employed, January
455 East 86th Street                                              1993 to present.
New York, New York
Age 66

                                  Director           Since 1991                                                       50
CORINE T. NORGAARD                                   (11 years)   Dean of the Barney School of Business,
556 Wormwood Hill                                                 University of Hartford (West Hartford,
Mansfield Center, Connecticut                                     CT), August 1996 to present.
Age 64
                                  Director           Since 1993                                                       50
RICHARD G. SCHEIDE                                   (9 years)    Principal, LoBue Associates Inc., October
11 Lily Street                                                    1999 to present; Trust and Private Banking
Nantucket, Massachusetts                                          Consultant, David Ross Palmer Consultants,
Age 72                                                            July 1991 to present.

OFFICERS

         Information about the Funds' officers are set forth in the table below:

                                                                 TERM OF OFFICE
                                                                  AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE LAST
  NAME, ADDRESS AND AGE              POSITIONS HELD WITH FUND      SERVICE                       FIVE YEARS
JAMES M. HENNESSY                      President, Chief          March 2002 to     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.           Executive Officer, and    present           each of the ING Funds (since February
Scottsdale, Arizona  85258             Chief Operating Officer                     2001); Chief Operating Officer of each of
Age:  52                                                                           the ING Funds (since July 2000); Director
                                                                                   of ING Funds Services, LLC, ING
                                                                                   Investments, LLC, ING Funds Distributor,
                                                                                   Inc., ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation,
                                                                                   Lexington Funds Distributor, Inc., Market
                                                                                   Systems Research Advisors, Inc., Market
                                                                                   Systems Research, Inc., Express America
                                                                                   T.C. Corporation, EAMC Liquidation Corp.
                                                                                   (since December 2000); and President and
                                                                                   Chief Executive Officer of ING
                                                                                   Investments, LLC, ING Funds Services,
                                                                                   LLC, ING Capital Corporation, LLC, ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp. (since December 2000).
                                                                                   Formerly Senior Executive Vice President
                                                                                   (June 2000 - December 2000) and Secretary
                                                                                   (April 1995 - December 2000), ING Pilgrim
                                                                                   Capital Corporation, ING Pilgrim Group,
                                                                                   Inc., ING Pilgrim  Investments, Inc., ING
                                                                                   Lexington Management Corporation, Express
                                                                                   America T.C. Corporation, EAMC
                                                                                   Liquidation Corp.;  Senior  Executive
                                                                                   Vice President (July 2000 - February
                                                                                   2001) and Secretary  (April 1995 -
                                                                                   February 2001) of each of the Pilgrim
                                                                                   Funds; Executive Vice President, Pilgrim
                                                                                   Capital Corporation and its affiliates
                                                                                   (May 1998 - June 2000) and Senior Vice
                                                                                   President,  Pilgrim Capital and its
                                                                                   affiliates (April 1995 - April 1998).

STANLEY D. VYNER                       Executive Vice            March 2002 to     Executive Vice President of most of the
7337 E. Doubletree Ranch Rd.           President and Chief       present           ING Funds (since July 1996).  Formerly,
Scottsdale, Arizona  85258             Investment Officer --                       President and Chief Executive Officer of
Age:  51                               International Equities                      ING Pilgrim Investments, LLC (August
                                                                                   1996-August 2000).

MARY LISANTI                           Executive Vice            March 2002 to     Executive Vice President of the ING Funds
7337 E. Doubletree Ranch Rd.           President and Chief       present           (since May 1998).  Formerly Portfolio
Scottsdale, Arizona  85258             Operating Officer --                        Manger, Strong Capital Management; and
Age:  45                               Domestic Equities                           Managing Director and Head of Small- and
                                                                                   Mid-Capitalization Equity Strategies at
                                                                                   Bankers Trust Corp. (1993-1996).

MICHAEL J. ROLAND                      Executive  Vice           March 2002 to     Executive Vice President (since February
7337 E. Doubletree Ranch Rd.           President and Principal   present           2002) and Principal Financial Officer
Scottsdale, Arizona  85258             Financial Officer                           (since June 1998) of the Funds; Executive
Age:  43                                                                           Vice President (since 1/1/02) and Principal
                                                                                   Financial Officer (since June 1998) of ING
                                                                                   Funds Services, LLC, ING Investments, LLC,
                                                                                   and ING Funds Distributor, Inc. Formerly Senior
                                                                                   Vice President, ING Pilgrim Group, LLC, ING
                                                                                   Pilgrim Investments, LLC, and ING Pilgrim
                                                                                   Securities, Inc. (since June 1998 to December,
                                                                                   2001); Senior Vice President of most of the
                                                                                   Pilgrim Funds (Since June 1998 to February
                                                                                   2002). He served in same capacity from January
                                                                                   1995 - April 1997. Formerly, Chief Financial
                                                                                   Officer of Endeaver Group (April 1997 to June
                                                                                   1998).

RALPH G. NORTON III                    Senior Vice President     March 2002 to     Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.                                     present           Investment Officer, Fixed Income, ING
Scottsdale, Arizona  85258                                                         Investments, LLC (since August 2001).
Age: 42                                                                            Formerly, Senior Market Strategist,
                                                                                   Aeltus Investment Management, Inc. (from
                                                                                   January 2001 to August 2001); Chief
                                                                                   Investment Officer, ING Mutual Funds
                                                                                   Management Co. (1990 to January 2001).

ROBERT S. NAKA                         Senior Vice President     March 2002 to     Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.           and Assistant Secretary   present           LLC (since November 1999) and ING Funds
Scottsdale, Arizona  85258                                                         Services, LLC (since August 1999); Senior
Age:  38                                                                           Vice President and Assistant Secretary of
                                                                                   each of the ING Funds. Formerly Vice
                                                                                   President, ING Pilgrim Investments, Inc.
                                                                                   (April 1997 - October 1999), ING Pilgrim
                                                                                   Group, Inc. (February 1997 - August 1999)
                                                                                   and Assistant Vice President, ING Pilgrim
                                                                                   Group, Inc. (August 1995-February 1997).

ROBYN L. ICHILOV                       Vice President and        March 2002 to     Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.           Treasurer                 present           (since August 1997); Accounting Manager
Scottsdale, Arizona  85258                                                         (since November 1995); Vice President and
Age:  34                                                                           Treasurer of most of the ING Funds.

KIMBERLY A. ANDERSON                   Vice President and        March 2002 to     Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.           Secretary                 present           (since January 2001) and Vice President
Scottsdale, Arizona  85258                                                         and Secretary of each of the ING Funds
Age:  37                                                                           (since February 2001).  Formerly Assistant
                                                                                   Vice President and Assistant Secretary of
                                                                                   each of the Funds (August 1999-February 2001) and
                                                                                   Assistant Vice President of ING Pilgrim Group,
                                                                                   Inc. (November 1999-January 2001). Ms. Anderson
                                                                                   has held various other positions with ING Pilgrim
                                                                                   Group, LLC for more than the last five years.

BOARD OF DIRECTORS

The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance..

Committees

         The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide (collectively the "Independent Directors"). Ms. Fighetti serves as Chairman and Mr. Scheide serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last year.

         The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince serves as Chairman and Mr. Koch serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last year.

The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Ms. Norgaard serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last year.

DIRECTOR OWNERSHIP OF SECURITIES

         Set forth below is the dollar range of equity securities owned by each Director.

                                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                              SECURITIES IN ALL REGISTERED
                                                     DOLLAR RANGE OF EQUITY SECURITIES      INVESTMENT COMPANIES OVERSEEN BY
                                                      IN THE FUND AS OF DECEMBER 31,        DIRECTOR IN FAMILY OF INVESTMENT
                 NAME OF DIRECTOR                                 2001(1)                             COMPANIES(1)
----------------------------------------------------------------------------------------------------------------------------
                                                          BROKERAGE CASH RESERVES
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.                                              A                                      E
Maria T. Fighetti                                                    A                                      A
David L. Grove                                                       A                                      A
Sidney Koch                                                          A                                      C
Corine T. Norgaard                                                   A                                      E
Richard G. Scheide                                                   A                                      C

DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox                                                         A                                      E
John G. Turner                                                       A                                      E

 (1) Dollar range key

     A.  None
     B.  $1 - $10,000
     C.  $10,001 - $50,000
     D.  $50,001 - $100,000
     E.  over $100,000

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies).

                                 NAME OF OWNERS
                                AND RELATIONSHIP                                         VALUE OF      PERCENTAGE OF
      NAME OF DIRECTOR            TO DIRECTOR         COMPANY       TITLE OF CLASS      SECURITIES         CLASS
      ----------------            -----------         -------       --------------      ----------         -----
Albert E. DePrince, Jr.               N/A               N/A              N/A                $0              N/A
Maria T. Fighetti                     N/A               N/A              N/A                $0              N/A
David L. Grove                        N/A               N/A              N/A                $0              N/A
Sidney Koch                           N/A               N/A              N/A                $0              N/A
Corine T. Norgaard                    N/A               N/A              N/A                $0              N/A
Richard G. Scheide                    N/A               N/A              N/A                $0              N/A

DIRECTOR COMPENSATION

During the year ended October 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended October 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

            NAME OF PERSON                 AGGREGATE COMPENSATION FROM THE      TOTAL COMPENSATION FROM THE COMPANY
               POSITION                                COMPANY                   AND FUND COMPLEX PAID TO DIRECTORS
            --------------                 -------------------------------      -----------------------------------
Albert E. DePrince, Jr.*                               $18,220                               $102,000
Director, Chairperson
Contract Committee

Maria T. Fighetti*                                      17,011                                95,230
Director, Chairperson
Audit Committee**

David L. Grove*                                         16,798                                94,041
Director

Sidney Koch                                             16,873                                94,459
Director

Corine Norgaard                                         16,434                                92,000
Director, Chairperson
Nominating Committee

Richard G. Scheide                                      17,107                                95,770
Director

* During the year ended October 31, 2001, Ms. Fighetti, Grove and Dr. DePrince deferred $24,000, $ 94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.



** Ms. Fighetti replaced Mr. Scheide as Chairperson of Audit Committee as of April 2001.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

To the knowledge of the Fund, the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation (Pershing) owned of record 100% of the outstanding shares of the Fund as of January 31, 2002. Pershing's corporate address is 1 Pershing Plaza, Jersey City, NJ 07399-0002.

                        THE INVESTMENT ADVISORY AGREEMENT

The Company, on behalf of the Fund, has entered into an investment advisory agreement (Advisory Agreement) appointing ING Investments, LLC (ING) as the investment adviser of the Fund effective March 1, 2002. Under the Advisory Agreement, and subject to the supervision of the Board, ING has responsibility for supervising all aspects of the operations of the Fund including the selection, purchase and sale of securities. Under the Advisory Agreement, ING is given the right to delegate any or all of its obligations to a subadviser.

The Advisory Agreement provides that ING is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

In approving the Investment Advisory Agreement the Board considered a number of factors, including, but not limited to: (1) ING's experience in overseeing sub-advisers for other mutual funds for which ING serves as investment adviser;
(2) the performance of the mutual funds for which ING currently serves as investment adviser; (3) the depth, experience and the financial strength of ING;
(4) the fact that the advisory fees imposed under the Advisory Agreements would be identical to those imposed by Aeltus under the prior agreements; (5) in the case of Technology, the fact that the sub-adviser would remain unchanged; (6) the fact that Aeltus would continue to manage the Fund in its capacity as sub-adviser; (7) the projected expense ratios for the Fund including ING's commitment to maintain expense limitations for the Fund; (8) the commonality of terms among the then current advisory agreement (with Aeltus) and the new Investment Advisory Agreement (with ING); and (9) the fairness of the compensation payable to ING under the Investment Advisory Agreement in light of the services provided.

Based upon its review, the Board determined that the Investment Advisory Agreement was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Investment Advisory Agreement.

Listed below are the Advisory Fees that ING is entitled to receive from the Fund at an annual rate based on average daily net assets of the Fund:

                Rate               Average Daily Net Assets
                ----               ------------------------
                0.20%              On first $1 billion
                0.19%              On next $2 billion
                0.18%              Over $3 billion

For the years ended October 31, 2001 and October 31, 2000, and the period from September 7, 1999 (commencement of operations) to October 31, 1999, investment advisory fees were paid to Aeltus (investment adviser to the Fund prior to March 1, 2002) as follows:

Year ended October 31, 2001

              Total Investment Advisory fees               Waiver               Net Advisory Fees Paid
              ------------------------------               ------               ----------------------
                         750,023                           368,858                     381,165

Year ended October 31, 2000

              Total Investment Advisory fees               Waiver               Net Advisory Fees Paid
              ------------------------------               ------               ----------------------
                         $633,835                         $242,526                     $391,309

Period from September 7, 1999 to October 31, 1999

              Total Investment Advisory fees               Waiver               Net Advisory Fees Paid
              ------------------------------               ------               ----------------------
                         $80,456                           $80,456                        $0

                          EXPENSE LIMITATION AGREEMENTS

The ING has entered into an expense limitation agreement with the Fund, pursuant to which ING had agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, brokerage commissions, extraordinary expenses such as litigation, or other expenses not incurred in the normal course of the Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the investment adviser or sub-adviser do not exceed 0.95%.

The Fund will at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, the agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING at its principal place of business.

                            THE SUBADVISORY AGREEMENT

 ING and the Company, on behalf of the Fund, have entered into an agreement (Subadvisory Agreement) with Aeltus Investment Management, Inc. (Aeltus) appointing Aeltus as Subadviser of the Fund effective March 1, 2002.

The Subadvisory Agreement gives Aeltus broad latitude to select securities for the Fund consistent with the investment objective and policies of the Fund subject to ING's oversight. The Agreement contemplates that Aeltus will be responsible for all aspects of managing the Fund.

For the services under the Subadvisory Agreement, Aeltus will receive an annual fee payable monthly as set forth below.

                  ADVISORY FEE                              ASSETS
                      0.090%                         on first $1 billion
                      0.086%                         on next $2 billion
                      0.081%                         over $3 billion

In approving the Sub-Advisory Agreement for the Fund the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to date and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. In addition, the Board considered the importance of maintaining the continuity of management with ING as the Fund's investment adviser. The Board noted that the overall advisory fee paid by the Fund would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreement would be substantially similar to the advisory services provided by Aeltus under the prior Advisory Agreement.

Based upon its review, the Board determined that the Sub-Advisory Agreement for the Fund was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreement.

                      THE ADMINISTRATIVE SERVICES AGREEMENT

Currently Aeltus serves as administrator for the Funds. ING Funds Services, LLC will become administrator to the Fund on April 1, 2002.

Pursuant to the Administrative Services Agreement, ING Funds Services, LLC (IFS) will act as administrator and provide certain administrative and shareholder services necessary for Fund operations and will be responsible for the supervision of other service providers. The services provided by IFS include:
(a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board.

For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets. For the years ended October 31, 2001 and October 31, 2000, and the period from September 7, 1999 (commencement of operations) to October 31, 1999, administrative services fees were paid to Aeltus as follows:

Year ended October 31, 2001

                   Total Administrative                Administrator        Net Administrative Services
                      Services Fees                        Waiver                     Fees Paid
                      -------------                        ------                     ---------
                         $375,011                            $0                        $375,011

Year ended October 31, 2000

                   Total Administrative                 Administrator      Net Administrative Services
                      Services Fees                         Waiver                    Fees Paid
                      -------------                         ------                    ---------
                         $316,918                            $0                        $316,918

Period from September 7, 1999 to October 31, 1999

                   Total Administrative                 Administrator       Net Administrative Services
                      Services Fees                         Waiver                    Fees Paid
                      -------------                         ------                    ---------
                         $40,228                           $26,410                     $13,818

                                    CUSTODIAN

Currently Mellon Bank, N.A. serves as custodian for the assets of the Fund. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, will become custodian for the Fund on April 1, 2002.

The custodian does not participate in determining the investment policies of the Fund or deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri, serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

Currently KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Company. Effective April 1, 2002, PriceWaterhouseCoopers will serve as auditor to the Fund. KPMG LLP provides audit and tax services, assistance and consultation in connection with Commission filings.

                              PRINCIPAL UNDERWRITER

Shares of the Fund are offered on a continuous basis. Effective January 1, 2002, the Company's Board approved a change in the Company's principal underwriter from Aeltus Capital, Inc. (ACI), 10 State House Square, Hartford, Connecticut 06103-3602, to ING Funds Distributor, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, Inc. is a wholly owned subsidiary of ING Group and is an affiliate of ING. ING Funds Distributor, Inc. has agreed to use its best efforts to distribute the shares as the principal underwriter of the Fund pursuant to an Underwriting Agreement between it and the Company.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ING Funds Distributor, Inc. ING Funds Distributor, Inc. is paid an annual fee at the rate of 0.65% of the value of average daily net assets attributable to the Fund's shares under a Distribution and Shareholders Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholders Services Plan"). The fee may be used to pay securities dealers (which may include the principal underwriter, itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts the fee may be paid to cover expenses incurred in promoting the sale of Fund shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution related and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

For the years ended October 31, 2001 and October 31, 2000, and for the period from September 7, 1999 (commencement of operations) to October 31, 1999, total Shareholder Services and Distribution fees of $2,437,574, $2,059,964 and $261,483, respectively, were paid to ACI (principal underwriter for the Fund prior to January 1, 2002).

The Distribution Plan and Shareholder Services Plan continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution and Shareholder Services Plan must be approved by the Board in the manner described above. The Distribution and Shareholder Services Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution and servicing expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are purchased and redeemed at the Fund's net asset value next determined after a purchase or redemption order is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.

Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase.

ACCOUNTS NOT MAINTAINED THROUGH FINANCIAL INTERMEDIARIES

If you are a Fund shareholder who is directly registered with the Fund, you may:

- purchase additional shares of the Fund by sending a letter indicating your name, account number(s), the name of the Fund and the amount you want to invest in the Fund. Make your check payable to ING Series Fund, Inc. and mail to:

         ING Series Fund, Inc.
         c/o DST Systems, Inc..
         330 West 9th Street
         Kansas City, Missouri

     Your check must be drawn on a bank located within the United States and payable in U.S. dollars. The Fund will accept checks which are made payable to you and endorsed to ING Series Fund, Inc.

-        redeem shares you own by sending written instructions to:

         ING Series Fund, Inc.
         c/o DST Systems, Inc..
         330 West 9th Street
         Kansas City, Missouri

Your instructions should identify the Fund, the number of shares or dollar amount to be redeemed, your name and account number. Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered. You also may redeem shares you own by calling the Transfer Agent at 1-800-992-0180. Please be prepared to provide your account number, account name and the amount of the redemption.

Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a signature guarantee.

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. In addition, if you wish to have your redemption proceeds paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions.

The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request. You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notaries public.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Board, Aeltus has responsibility for making the Fund's investment decisions, for effecting the execution of trades for the Fund's portfolio, and for negotiating the price for any securities, including any markups, markdowns, or commissions thereon. It is Aeltus' policy to obtain the best execution available, giving attention to net price, execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Purchases and sales of portfolio securities will usually be made through principal transactions, which will result in the payment of no brokerage commissions. In such transactions, portfolio securities will normally be purchased directly from or sold to the issuer or an underwriter or market-maker for these securities.

Aeltus acts as subadviser to other investment companies registered under the 1940 Act. Aeltus has adopted policies designed to prevent disadvantaging the Fund in placing orders for the purchase and sale of securities. The Fund and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

For the years ended October 31, 2001, October 31, 2000, and for the period from September 7, 1999 (commencement of operations) to October 31, 1999, no brokerage commissions were paid.

The Fund has not effected, and has no present intention of effecting, any brokerage transactions in portfolio securities with ING Funds Distributor, Inc. or any other affiliated person of the Company.

The Company, ING, ING Funds Distributor, Inc., and Aeltus have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be held by a fund. However, they are designed to prohibit a person from taking advantage of fund trades or from acting on inside information. Each of the Codes of Ethics has been filed at and is available from the Securities and Exchange Commission.

                        SHAREHOLDER ACCOUNTS AND SERVICES

SHAREHOLDER INFORMATION

Confirmations and account statements will be sent to you by either the Fund's transfer agent or your broker-dealer. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account.

                                 NET ASSET VALUE

Securities of the Fund will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Fund. No attempt is made to present a detailed explanation of the tax treatment of the Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

FOREIGN INVESTMENTS

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information, including the yield, effective yield and total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

YIELDS

Current yield will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)(365/7)] - 1

The yield and effective yield for the Fund for the seven days ended October 31, 2001 were 2.11% and 2.13%, respectively.

AVERAGE ANNUAL TOTAL RETURN

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = an average annual total return
n = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

The Fund's total return as of October 31, 2001:

                  1 Year               Since Inception          Inception Date
                  ------               ---------------          --------------
                  4.24%                     4.88%                   9/7/99

Performance information for the Fund may be compared, in reports and promotional literature, to the IBC Money Funds Report Average/All Taxable Index or other indices; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' report thereon, appearing in the Company's Annual Report for the year ended October 31, 2001 and the Financial Statements (unaudited) appearing in the Company's Semi-Annual Report for the period ended April 30, 2001, are incorporated by reference in this Statement. The Company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                             Statement of Additional Information